As filed with the Securities and Exchange Commission on November 17, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.	140

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No.	141

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica WMC Diversified Equity Class T Shares. The prospectuses and statement of additional information for the other series and classes of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

Transamerica Funds

Prospectus [DATE]

Class T Shares

Fund Ticker

Transamerica WMC Diversified Equity TBD

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not insured by FDIC or any federal government agency.	May lose value.	Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.

MPCT    WMCDE

TRANSAMERICA WMC DIVERSIFIED EQUITY

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page      of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”

Shareholder Fees (fees paid directly from your investment)
Class of Shares
T*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class of Shares
T*
Management fees	%
Distribution and service (12b-1) fees	None
Other expenses[a]	%
Total annual fund operating expenses	%
*	Not available to new investors.
[a]	Other expenses are based on estimates for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
T	$	$	$	$
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
T	$	$	$	$

The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the portfolio turnover rate was __% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests, under normal circumstances, at least 80% of its net assets in domestic equity securities. The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria and the fund will seek diversified sources of return from these criteria.

The fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

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Consistent with the fund’s objective and other policies, the fund may invest to a lesser extent in derivatives, including futures, forwards, options and swaps. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Many factors affect the fund’s performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

•

Fixed-Income Securities – The market prices of fixed-income securities may go down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. This is sometimes referred to as extension risk.

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. This is sometimes referred to as prepayment or call risk.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net

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assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The past performance information shown below is for Class A shares, which are not available through this prospectus. Although Class T shares would have substantially similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A shares will vary from Class T shares to the extent that the classes do not have the same expenses.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which if reflected, would lower returns. The table includes deduction of applicable Class A sales charges. Absent any limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

On November 13, 2009, the fund acquired the assets and assumed the liabilities of two Transamerica Funds and two Transamerica Premier Funds, including Transamerica Premier Diversified Equity Fund (the “predecessor fund”), and the predecessor fund was the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s performance and financial history were adopted by the fund. Class A shares were first issued after the reorganization. The performance shown in the bar chart for Class A shares prior to the reorganization is the performance of the predecessor fund restated to reflect the current expenses of Class A shares of the fund.

Prior to March 22, 2011, the fund was named Transamerica Diversified Equity, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

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[UPDATE CHART BELOW TO INCLUDE 2011 PERFORMANCE AND REMOVE 2001 PERFORMANCE]

Annual Total Returns (calendar years ended December 31) – Class A

	Quarter Ended	Return
Best Quarter:		%
Worst Quarter:		%
Most Recent Quarter		%

Average Annual Total Returns (periods ended December 31, 2011)1

	1 Year	10 Years or Inception*
Class A (commenced operations on November 13, 2009)
Return before taxes	%	%
Return after taxes on distributions[2]	%	%
Return after taxes on distributions and sale of fund shares[2]	%	%
Class T (Return before taxes only) (commenced operations on )	N/A	N/A
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)%		%
[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
*	Fund returns are for past 10 years or since inception, whichever is less. Index returns are for 10 years or since inception of oldest share class, whichever is less.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Wellington Management Company, LLP

Portfolio Manager:

Paul E. Marrkand, CFA, Portfolio Manager since 2011

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.

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MORE ON THE FUND’S STRATEGIES AND INVESTMENTS

The following provides additional information regarding the fund’s strategies and investments described at the front of the prospectus. Except as otherwise expressly stated in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of the fund’s assets that may be invested in a particular type of security or investment.

Transamerica WMC Diversified Equity: The fund invests, under normal circumstances, at least 80% of its net assets in domestic equity securities. The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria and the fund will seek diversified sources of return from these criteria.

The fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Consistent with the fund’s objective and other policies, the fund may invest to a lesser extent in derivatives, including futures, forwards, options and swaps. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

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MORE ON RISKS OF INVESTING IN THE FUND

Principal Investment Risks: The following provides additional information regarding the risks of investing in the fund as described at the front of the prospectus.

Cash Management and Defensive Investing: Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund’s investments in foreign currency denominated securities may reduce the returns of a fund.

Derivatives: Derivatives involve special risks and costs and may result in losses to the fund. Using derivatives can have a leveraging effect which may increase investment losses and may increase fund volatility. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund, especially in abnormal market conditions. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Derivatives also tend to involve greater liquidity risk. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the fund. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

When the fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations. Such segregation will not limit the fund’s exposure to loss, however, and the fund will have investment risk with respect to both the derivative itself and the assets that have been segregated to cover the fund’s derivative exposure. If the segregated assets represent a large portion of the fund’s portfolio, this may impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may choose not to use derivatives for a variety of reasons.

Emerging Markets: Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. As a result, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value

•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

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•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

•

extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

•

credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, becoming insolvent or filing for bankruptcy, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund’s interest in securities experiencing these events. A fund is subject to more credit risk to the extent it invests in junk bonds. These securities have a higher risk of issuer default, are considered speculative and may involve significant risk of exposure to adverse conditions. These securities may be in default or in danger of default as to principal and interest. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be more greatly affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Focused Investing: To the extent a fund invests in a limited number of issuers, its performance may be more volatile than funds that hold a greater variety of securities.

Foreign Securities: Investments in foreign securities, including foreign securities represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political or financial instability and small markets

•	different market trading days

Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

Increase in Expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Market: The market prices of the fund’s securities may go down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. The fund may experience a substantial or complete

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loss on any individual security. The equity and debt capital markets in the U.S. and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken various steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

Portfolio Selection: The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Stocks: Stocks may be volatile – their prices may go down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

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SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Funds’ Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of the fund’s assets by the investment adviser and sub-adviser. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with the fund’s sub-adviser. The investment adviser also monitors the sub-adviser’s buying and selling of portfolio securities and administration of the fund. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of the fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

The fund may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits Transamerica Funds and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the Order, the fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

Advisory Fees

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the fund’s average daily net assets) as described below:

First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%

Advisory Fees Paid in 2011

For the fiscal year ended October 31, 2011, Transamerica WMC Diversified Equity paid advisory fees of __% (as a percentage of the fund’s average daily net assets) to TAM.

A discussion regarding the Board of Trustees’ approval of the fund’s advisory arrangements is available in the fund’s semi-annual report for the fiscal period ended April 30, 2011.

Sub-Advisers

The name and address of the sub-adviser is listed below. Pursuant to the Investment Sub-advisory Agreement between TAM and the sub-adviser on behalf of the fund, the sub-adviser shall make investment decisions, buy and sell securities for the fund, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-adviser listed below receives compensation, calculated daily and paid monthly, from TAM.

Fund	Name and Address of Sub-Adviser
Transamerica WMC Diversified Equity	Wellington Management Company, LLP (“Wellington Management”) 280 Congress Street Boston, MA 02210

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Portfolio Manager(s)

The fund is managed by the following portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund they manage.

Transamerica WMC Diversified Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Paul E. Marrkand, CFA/2011	Portfolio Manager	Wellington Management	Senior Vice President and Equity Portfolio Manager

Disclosure of Portfolio Holdings: A detailed description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio holdings is available in the SAI. The fund publishes its top ten holdings on the Transamerica Funds website at www.transamericafunds.com within two weeks after the end of each month. In addition, the fund publishes all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

Prior Performance for Similar Accounts

Transamerica WMC Diversified Equity. The performance information shown below represents composites of the prior performance of certain discretionary accounts (the “Other Accounts”) managed by Wellington Management. The Wellington Management Diversified Growth Composite reflects other accounts having investment objectives, policies and strategies substantially similar to Transamerica WMC Diversified Equity. Wellington Management has prepared the historical performance shown for each composite in compliance with the Global Investment Performance Standards. This methodology differs from the guidelines of the Securities and Exchange Commission for calculating performance of mutual funds.

The past performance of the Other Accounts is not indicative of future rates of return, nor is that past performance an indication of future performance of the fund. The fund’s actual performance may vary significantly from the past performance of the relevant composite. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composites.

The composite performance presented below is shown on both a gross and net basis. The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composites. The net performance results have been adjusted to reflect the operating expenses of Class A shares of the fund. The composite net performance results do not reflect Class A sales charges. If they did, returns would be lower. The net performance for other share classes will vary due to differences in sales charge structure and class expenses. The bar charts illustrate the variability of the returns of the respective composite. The tables compare the investment results for the respective composite to that of an index measuring the broad market over different periods of time.

The composite performance is not that of the fund, should not be interpreted as indicative of the fund’s future performance, and should not be considered a substitute for the fund’s performance.

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Year-by-Year Total Return as of 12/31 each year (%)

Wellington Management Diversified Growth Composite

[BAR CHART TO BE UPDATED]

Average Annual Total Returns (for periods ended December 31, 2011)

1 Year	5 Years	10 Years
Wellington Management Diversified Growth Composite (gross of expenses)%	%	%
Wellington Management Diversified Growth Composite (net of expenses)%	%	%
Russell 1000® Growth Index %	%	%

TO CONTACT TRANSAMERICA FUNDS

Customer Service:	1-888-233-4339

Internet:	www.transamericafunds.com

Fax:	1-888-329-4339

Mailing Address:	Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.

330 W. 9th Street

Kansas City, MO 64105

Class T shares are offered in this prospectus. The fund also offers Class A, Class B, Class C, Class I and Class I2 shares in a separate prospectus. Certain information below relates to Transamerica Funds not offered in this prospectus. Other Transamerica Funds offer additional or different share classes.

The Following Information Applies to Class T Shares (Class T Shares are Closed to New Investors).

Opening an Account

Fill out the New Account Application which is available on our website. Transamerica Funds requires all applications to include an investment representative or an approved broker-dealer of record. An approved broker-dealer is one that is providing services under a valid dealer sales agreement with the funds’ distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling Customer Service or by visiting our website at www.transamericafunds.com.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If Transamerica Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”) per share.

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Minimum Investment

Class T Shares:

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)
Regular Accounts	$1,000	$50
IRA, Roth IRA or Coverdell ESA	$1,000	$50
Employer-sponsored Retirement Plans (includes 403(b), SEP and SIMPLE IRA plans)	$1,000	$50
Uniform Gift to Minors (“UGMA”) or Transfer to Minors (“UTMA”)	$1,000	$50
Payroll Deduction and Automatic Investment Plans	$500	$50*

*	Minimum monthly per fund account investment.
Note:	Transamerica Funds reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Omnibus accounts maintained on behalf of certain 401(k) and other retirement plans are not subject to these account minimum requirements. The minimums may be waived for certain employer-sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for “wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or Transamerica Capital, Inc. (“TCI”), and for investments made by a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code.

By Mail

•	Send your completed application and check made payable to Transamerica Fund Services, Inc.

Through an Authorized Dealer

•	The dealer is responsible for opening your account and providing Transamerica Funds with your taxpayer identification number.

Buying Shares

Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share plus any applicable initial sales charge. Please note that purchase requests initiated through an automated service that exceeds $50,000 per day may be rejected and must be submitted by check or via bank wire.

Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.

Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

By Check

•	Make your check payable and send to Transamerica Fund Services, Inc.

•	If you are opening a new account, send your completed application along with your check.

•

If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica fund(s) in which you wish to invest. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•

Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier’s checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

By Automatic Investment Plan

•

With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be

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accepted. Call Customer Service or visit our website at www. transamericafunds.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•

If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By the Internet

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website at www.transamericafunds.com for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this option.

By Wire Transfer

•

You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

Bank of America, NA, Charlotte, NC, ABA#026009593

Credit: Transamerica Funds Acct #3600622064

Ref: Shareholder name, Transamerica fund and account numbers.

•	Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer. To the extent authorized by law, Transamerica Funds and each of the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

Selling Shares

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below). However, Transamerica Funds has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and are not subject to the 15 day holding period.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

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To request your redemption and receive payment by:

Direct Deposit – ACH

•

You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•

You may request an expedited wire redemption in writing or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•

Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

•

You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP, or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

•

The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•

A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

•

Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•	Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind. Please see the SAI for more details.

•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this prospectus.

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Involuntary Redemptions

The fund reserves the right, to the fullest extent permitted by law, to close your account if the account value falls below the fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions).

Exchanging Shares

•	You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares of this fund for shares in the same class of another Transamerica Fund.

•

Class T shares minimum exchange to a new fund account is $1,000. This minimum is reduced to $500 per fund account if you elect to establish an AIP and invest a minimum of $50 per month, per fund account. If you want to exchange between existing fund accounts, the required minimum will be $50 per fund account.

•

An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Class T shares of Transamerica WMC Diversified Equity may be exchanged for only Class A shares of any Transamerica fund, other than Transamerica WMC Diversified Equity.

•	You may not exchange other classes of shares of the Transamerica Funds for Class T shares of Transamerica WMC Diversified Equity.

•	In certain circumstances, shares of one class of a fund may also be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

Converting Shares

If you hold Class T shares and are eligible to purchase Class I shares as described under the Minimum Investment section, you may be eligible to convert your class T shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc., to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion instructions.

A conversion between share classes of the same fund is a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Choosing a Share Class

Transamerica Funds may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

Class T Shares – Front Load (Transamerica WMC Diversified Equity Only)

(Closed to new investors)

When you buy Class T shares of Transamerica WMC Diversified Equity, you pay an initial sales charge (the offering price includes the sales charge). You can reduce the sales charge percentage in the same ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

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You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

Contingent Deferred Sales Charge

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. Transamerica Funds will always use the first in, first out method to fulfill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Waivers and/or Reductions of Charges

Class T Sales Charge Reductions

You can lower the sales charge percentage in the following ways:

•	Substantial investments receive lower sales charge rates (see tables below).

•

The “rights of accumulation” allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the Transamerica Funds to determine your Class T sales charge. Breakpoints are derived from the daily NAV at the market close, the current combined NAV value at the time of the purchase and the gross amount of the new purchase.

•

A Letter of Intent (“LOI”) allows you, your spouse and children under age 21 to count all share investments, up to a maximum of $1 million, in a Transamerica fund (except as noted below for Transamerica AEGON Short-Term Bond) over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class T investments. The 13 month period will begin on the date of your first purchase following the execution of your LOI. The market value of your existing holdings eligible to be aggregated as of the trading day immediately before the start of your LOI period will be credited toward satisfying your LOI. Purchases made at NAV after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. Transamerica Funds will reserve a portion of your shares to cover any additional sales charge that may apply if your LOI amount is not met.

•

You may purchase shares of Transamerica AEGON Short-Term Bond pursuant to the LOI terms described above. However, an LOI for such purchases of Transamerica AEGON Short-Term Bond may be used only to aggregate investments in Transamerica AEGON Short-Term Bond up to a maximum of $250,000. Purchases of other Transamerica funds may not be aggregated with purchases of Transamerica AEGON Short-Term Bond for purposes of reaching the $250,000 threshold described in this paragraph. Additionally, purchases of Transamerica AEGON Short-Term Bond will not count towards satisfying the amount stated in your LOI for any other Transamerica fund.

•

By investing as part of a qualified group. An individual who is a member of a qualified group may purchase Class T shares at the reduced sales charge applicable to that group as a whole. A “qualified group” is one which has at least ten members; has been in existence for at least six months; has some purpose in addition to the purchase of mutual fund shares at a discount; has agreed to include fund sales publications in mailings to members; has arrangements made for access to the group which are satisfactory to Transamerica Funds’ transfer agent; has arrangements satisfactory to Transamerica Funds’ transfer agent established for verification that the group meets these requirements; and the group’s sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or a broker-dealer, clients of an investment adviser or security holders of a company. Transamerica Funds reserves the right to waive the requirement that the group continue to meet the minimum membership requirement or the requirement that an investor continues to belong to the group in order to qualify for lower sales charges (but not to waive either of these requirements initially). To establish a group purchase program, both the group itself and each participant must complete an application. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

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•

By investing in a SIMPLE IRA plan, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

•

Your Class I share investments may count toward a reduction of sales charge paid on Class T shares. You may be able to lower the sales charge percentage on Class T by requesting “rights of accumulation” or a “letter of intent”. If you would like to add one of these features to your Class T share account, please contact Customer Service.

Class T Share Quantity Discounts (Transamerica WMC Diversified Equity)
Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested
Under $10,000	8.50%	9.29%
$10,000 to under $25,000	7.75%	8.40%
$25,000 to under $50,000	6.25%	6.67%
$50,000 to under $75,000	5.75%	6.10%
$75,000 to under $100,000	5.00%	5.26%
$100,000 to under $250,000	4.25%	4.44%
$250,000 to under $500,000	3.00%	3.09%
$500,000 to under $1,000,000	1.25%	1.27%
$1,000,000 and over	0.00%	0.00%

*

The transfer agent, TFS, must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from Transamerica Funds, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A or Class T shares of the funds that the purchaser has, directly with Transamerica Funds, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide TFS or his/her dealer or other financial intermediary information or records regarding shares of Transamerica Funds held in all accounts (e.g., retirement plan accounts) of the purchaser directly with Transamerica Funds or with one or several dealers or other financial intermediaries, including to substantiate “rights of accumulation” accounts held by a spouse and children under age 21.

Waiver of Class T Initial Sales Charges

Class T shares may be purchased without a sales charge by:

•

Current and former trustees, directors, officers, and employees of Transamerica Funds and its affiliates; employees of Transamerica Funds sub-advisers; sales representatives and employees of dealers having a sales agreement with Transamerica Funds’ distributor, TCI; and any family members thereof;

•	Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons;

•	“Wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI;

•

Employer-sponsored retirement plans described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an Omnibus or Network Level 3 account arrangement;

•	Other retirement plans whose accounts are held through an arrangement with Morgan Stanley & Co. Incorporated;

•	Other retirement plans whose accounts are held through an arrangement with Ascensus (formerly BISYS Retirement);

•

Other retirement plans, non-qualified brokerage accounts, and other accounts that are opened through an arrangement with Diversified Investment Advisors, Transamerica Retirement Services, Clark Consulting or Transamerica Retirement Management; and

•

Other individual retirement accounts held in the Merrill Lynch Investor Choice Annuity (IRA Series) with Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Investments by the retirement plan accounts mentioned above are not eligible to be counted under a rights of accumulation or letter of intent sales charge reduction or waiver with accounts other than accounts in the retirement plan.

Any person listed above (including retirement plan accounts and retirement plans) who requests a waiver of sales charges must provide adequate information to his/her broker-dealer or other financial intermediary or the funds’ distributor to substantiate such request.

Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

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Waiver of Class T Contingent Deferred Sales Charges

You will not be assessed a sales charge in the following situations:

•

Following the death of the shareholder on redemptions from the deceased person’s account only. If this deceased person’s account is re-registered to another name, sales charges would continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.

•

Following the total disability of the shareholder (as determined by the Social Security Administration —applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.

•	On redemptions made under Transamerica Funds’ systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established).

•	If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Information on sales charge reductions and/or waivers can also be found (free of charge) on the Transamerica Funds website at www.transamericafunds.com.

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamericafunds.com. You may also send instructions by mail, by fax, or by using our automated phone system at 1-888-233-4339.

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica AEGON Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account, including solely due to declines in NAV	$25 annual fee assessed, until balance reaches $1,000

No fees will be charged on:

•	accounts opened within the preceding 12 months

•	accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements

•	UTMA/UGMA accounts (held at Transamerica Funds)

•	State Street Custodial Accounts (held at Transamerica Funds)

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•	Coverdell ESA accounts (held at Transamerica Funds)

•	Omnibus and Network Level 3 accounts

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A share account which holds shares converted from a B-share account shall be considered as part of the original B share account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)’ value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You are adding or removing a shareholder from an account.

•	You are changing ownership of an account.

•	When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Employer Sponsored Accounts

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify Transamerica Funds by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions

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received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-Mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account specific requests be submitted only via telephone, mail or through the secure link on our website.

Reinvestment Privilege (Does not apply to Class I shares)

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge (“CDSC”) you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees is disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

e-Delivery

Transamerica Funds offers e-Delivery, a fast and secure way of receiving statements and other shareholder documents electronically. Subscribers to e-Delivery are notified by e-mail when shareholder materials, such as prospectuses, financial transaction confirmations and financial reports, become available on the Transamerica Funds website.

Once your account is established, visit our website at www.transamericafunds.com. Click on the Our Funds tab, select Transamerica Funds, then select Individual, and click on Manage My Account for more information and to subscribe. Then, once you have logged in to your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading which include limitations on the number of transactions in fund shares, as described in this prospectus. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. The fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading. The fund generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling 90-day period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the fund reserves the right to determine less active trading to be “excessive” or related to market timing.

While the fund discourages market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.

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Transamerica Funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the fund and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Reallocations in underlying series of Transamerica Funds by a Transamerica asset allocation fund which invests in other series of Transamerica in furtherance of a fund’s objective are not considered to be market timing or excessive trading.

Pricing of Shares

How Share Price is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.

When Share Price Is Determined

The NAV of the fund (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the National Securities Clearing Corporation (“NSCC”), orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s NAV. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or

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less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Distribution of Shares

Distribution Plans

The Board of Trustees of Transamerica Funds has not adopted a 12b-1 Plan for Class T shares.

Underwriting Agreement

Transamerica Funds has an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237. TCI is an affiliate of TAM and Transamerica Funds. Under this agreement, TCI underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds may pay TCI, or its agent, fees for its services.

Other Distribution or Service Arrangements

TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of Transamerica Funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, Transamerica Funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of past profits and other available sources, including revenue sharing payments from others.

TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, provide cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing is not an expense of the funds, is

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not reflected in the fees and expenses sections of this prospectus and does not change the price paid by investors for the purchase of a fund’s shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to Transamerica Funds and/or shareholders in Transamerica Funds, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a Transamerica fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation for sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. As of December 31, 2011, TCI may make periodic revenue sharing payments to brokers and other financial intermediaries, such as monthly or quarterly. These periodic payments are equal to a percentage of periodic sales, ranging from      basis points (    %) to      basis points (    %) or equal to a percentage of assets under management ranging from      basis points (    %) to      basis points (    %). In 2011, TCI paid flat annual fees ranging from $   to $    , which included at times a series of meetings and/or events of other broker-dealers and banks. [TO BE UPDATED]

As of December 31, 2011, TCI had such revenue sharing arrangements with at least      brokers and other financial intermediaries, of which some of the more significant include: [TO BE UPDATED]. For the calendar year ended December 31, 2011, TCI paid or expects to pay approximately $             to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments totaling $             from the following financial services firms to participate in functions, events and meetings, among other things: [TO BE UPDATED]. TAM also serves as investment adviser to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates receive revenue sharing payments from affiliates of certain underlying unaffiliated funds for the provision of services to investors and distribution activities.

In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)

Also, TAM pays, out of its own assets, financial intermediaries a “trail” fee for servicing and maintenance of accounts of Class T shareholders in Transamerica WMC Diversified Equity in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events or activities. For example, such non-cash compensation may include in part, assistance with the costs and expenses associated with travel, lodging, educational meetings, seminars, meetings and conferences, entertainment and meals to the extent permitted by law. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars, meetings and conferences, entertainment and meals to the extent permitted by law.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where

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applicable), also benefit TAM, TCI and their affiliates to the extent the payments result in more assets being invested in the funds on which fees are being charged.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Class I shares of the funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with Transamerica Funds on behalf of their customers. Service agents may impose additional or different conditions than Transamerica Funds on purchases, redemptions or exchanges of fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees or other amounts in connection with purchases, sales and redemptions of fund shares in addition to any fees charged by Transamerica Funds. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom Transamerica Funds may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize TAM’s investment advisory services or invest in the funds or in other products sponsored by TAM and its affiliates.

Distributions and Taxes

Taxes on Distributions in General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, shareholders will generally be taxed on amounts they receive, whether the distributions are paid in cash or are reinvested in additional shares. If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

The fund generally pays any dividends and other distributions annually. If necessary, the fund may make distributions at other times as well.

The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:

•

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains at a maximum rate of 15% (0% for individuals in the 10% and 15% federal tax brackets).

•

Distributions reported by a fund as “qualified dividend income” will also be taxed at a maximum rate of 15% (0% for individuals in the 10% and 15% federal tax brackets). Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Note that a shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order to obtain the benefit of the lower tax rate applicable to qualified dividend income.

•	Other distributions generally will be taxed at the ordinary income tax rate applicable to the shareholder.

The tax rates in the first two bullets above do not apply to corporate shareholders. For taxable years beginning on or after January 1, 2013, distributions of net capital gain will be taxable to non-corporate shareholders at a maximum rate of 20%, and distributions of a fund’s dividend income will be taxable to shareholders at ordinary income tax rates.

The fund will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a distribution (other than regular monthly distributions paid by Transamerica AEGON Money Market and Transamerica AEGON Short-Term Bond), the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed

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as ordinary income. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.

Funds that invest in other funds (“asset allocation funds”) may recognize income on distributions from underlying funds in which they invest and may also recognize gains and losses if they redeem shares in underlying funds. Distributions of net capital gains or, for taxable years beginning before January 1, 2013, qualified dividend income of either the asset allocation funds or underlying funds will generally be taxed at long-term capital gain rates when distributed to shareholders of the asset allocation funds. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of the asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Any loss recognized on shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.

Withholding Taxes

A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non- U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. persons under the federal tax laws may be subject to U.S. withholding taxes on certain distributions and are generally subject to U.S. tax certification requirements. Additionally, those shareholders will need to provide an appropriate tax form (generally, Form W-8BEN) and documentary evidence and letter of explanation.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a Transamerica fund. More information is provided in the SAI of the fund. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Funds.

Investment Policy Changes

A fund that has a policy of investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Unless expressly designated as fundamental, all policies and procedures of the fund, including its investment objective, may be changed at any time by the Board of Trustees without shareholder approval. The investment strategies employed by the fund may also be changed without shareholder approval.

To the extent authorized by law, Transamerica Funds and the fund reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

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Asset Allocation Funds

The asset allocation funds, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi-Manager International Portfolio, as well as Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP and Transamerica International Moderate Growth VP, each separate series of Transamerica Series Trust, may own a significant portion of the shares of a Transamerica fund. Transactions by the asset allocation funds may be disruptive to the management of an underlying Transamerica fund.

FINANCIAL HIGHLIGHTS

Financial Highlights for Class T shares of the fund are not included in this prospectus because Class T shares of the fund were not offered prior to the date of this prospectus.

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Notice of Privacy Policy

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

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Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Funds

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:

Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about the fund is contained in the Statement of Additional Information, dated March 1, 2011, as supplemented through                     , and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about the fund has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520. Reports and other information about the fund are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the fund, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds’ website at www.transamericafunds.com. In the Transamerica Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year.

The Investment Company Act File Number for Transamerica Funds is 811-04556.

www.transamericafunds.com Sales Support: 1-800-851-7555 Distributor: Transamerica Capital, Inc.

TRANSAMERICA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

570 Carillon Parkway

St. Petersburg, Florida 33716

Customer Service (888) 233-4339 (toll free)

TICKER SYMBOLS Classes
FUNDS	A	B	C	I	T	I2
TRANSAMERICA WMC DIVERSIFIED EQUITY	TADAX	TADBX	TADCX	TDEIX	[TBD]	None

Transamerica WMC Diversified Equity (“the fund”) is a series of Transamerica Funds (“Transamerica Funds” or the “Trust”), an open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund is diversified.

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Class T prospectus of Transamerica WMC Diversified Equity dated                     , as it may be supplemented or revised from time to time (the “Class T Prospectus”), and the Transamerica Funds prospectuses dated March 1, 2011, supplemented as of March 22, 2011, for each of the other funds and share classes, as they may be further supplemented or revised from time to time. This SAI is incorporated by reference into the Class T Prospectus. The prospectuses and this SAI may be obtained free of charge by writing or calling Transamerica Funds at the above address or telephone number. This SAI sets forth information which may be of interest to shareholders, but which is not necessarily included in the fund’s prospectuses. Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders, and may be obtained free of charge by writing or calling Transamerica Funds at the above address or telephone number. The Annual Reports contain financial statements that are incorporated herein by reference.

Class T shares are discussed in this SAI. The fund also offers Class A, Class B, Class C, Class I and Class I2 shares. Certain information in this SAI relates to series of Transamerica Funds other than the fund. Such other series of Transamerica Funds may offer additional or different share classes, which are also discussed in this SAI.

INVESTMENT OBJECTIVES

The prospectuses discuss the investment objective of the fund and the policies the fund employs to achieve its objective. There can be no assurance that a fund will, in fact, achieve its objective. A fund’s investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

As indicated in each prospectus, the fund is subject to certain fundamental policies which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy. Unless expressly designated as fundamental, all policies of the fund may be changed by Transamerica Funds’ Board of Trustees without shareholder approval. The fund has adopted the following fundamental policies:

1.	Diversification

The fund shall be a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Borrowing

The fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.	Senior Securities

The fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Underwriting Securities

The fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act, the fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5.	Real Estate

The fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6.	Making Loans

The fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7.	Concentration of Investments

The fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

8.	Commodities

The fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. For the avoidance of doubt, the policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a fund as to how to classify issuers within or among industries.

The fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

ADDITIONAL INFORMATION REGARDING INVESTMENT PRACTICES

The fund’s principal investment strategies are set forth in the fund’s prospectus(es). The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by a fund. The following investments are subject to all applicable rules and regulations and to limitations as set forth in the fund’s investment restrictions and policies. Unless otherwise specified in this SAI or in the prospectuses, the percentages set forth below and the percentage limitations set forth in the prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. More on the fund’s strategies and risks is contained in Appendix C to the SAI.

DERIVATIVES

A fund may utilize options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, indexed securities, various mortgage-related obligations, structured or synthetic financial instruments and other derivative instruments (collectively, “Financial Instruments”). A fund may use Financial Instruments for any purpose, including as a substitute for other investments, to attempt to enhance its portfolio’s return or yield and to alter the investment characteristics of its portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”). Except as otherwise provided in its prospectus, this SAI or by applicable law, a fund may purchase and sell any type of Financial Instrument. A fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. Any new regulations could adversely affect the value, availability and performance of derivative instruments, may make them more costly, and may limit or restrict their use by a fund.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the CFTC or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that a fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations.

In addition to the instruments and strategies discussed in this section, the sub-advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as a sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. A sub-adviser may utilize these opportunities and techniques to the extent that they are consistent with a fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

This discussion is not intended to limit a fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the fund as broadly as possible. Statements concerning what a fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when a fund’s prospectus or this discussion indicates that a fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.

Options on Securities and Indices. In an effort to increase current income and to reduce fluctuations in net asset value, the fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund’s writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell, and a writer has the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price or, in the absence of such a price, at the average between closing bid and asked price.

A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. When a portfolio security or currency subject to a call option is sold, a fund will effect a “closing purchase transaction” — the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

A put option written by a fund is “covered”, as that term is used in SEC interpretations and guidance regarding cover, if the fund (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian (alternatively, liquid assets may be earmarked on the fund’s records) or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a fund is “covered” if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian (alternatively, liquid assets may be earmarked on the fund’s records)) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the fund has segregated additional cash consideration with its custodian, or earmarked liquid assets on its records equal to the difference between the exercise price of the call written and that of the call held to cover such call.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a fund is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and a fund will realize a gain or loss.

Purchasers of options pay an amount known as a premium to the option writer in exchange for the right under the option contract. A principal reason for writing put and call options is to attempt to realize, through the receipt of premium income, a greater current return than would be realized on the underlying securities alone. This premium income will serve to enhance a fund’s total return and will reduce the effect of any price decline of the security involved in the option. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss.

Once the decision to write a call option has been made, a fund’s investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The fund will pay transaction costs in connection with the purchase or writing of options to close out previously purchased or written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the writing of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value. When a fund purchases put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put it has purchased only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a “put” is normally (i) the fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to a fund at a higher price than its current market value. A fund retains the premium received from writing a put option whether or not the option is exercised.

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a fund that writes a call on an index cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

Index options are also subject to the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall “out-of-the-money”, the fund will be required to pay cash in an amount of the difference between the closing index value and the exercise price of the option.

Options on Foreign Currencies. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts, both as described below, on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and, by doing so, will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. If currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, as in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. Buying put or call options will not protect a fund against price movements in the securities that are attributable to other causes.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if exchange rates move in the manner projected, will expire unexercised and allow that fund to offset the increased cost of the securities up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is “covered” if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) a fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the fund’s custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

The interbank market in non-U.S. currencies is a global and round-the-clock market. To the extent the U.S. options market is closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. options market until it reopens. Transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country. Options on non-U.S. currencies also have the risks of options on securities and indices, as discussed above.

Futures Contracts and Options thereon. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions, to the extent permissible by applicable law. Futures contracts are for the purchase and sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. Certain funds may enter into interest rate futures contracts. These contracts are for the purchase or sale of underlying debt instruments when the contract expires. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the CFTC and must be executed through a Futures Commission Merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The funds may use futures contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) for a specified exercise price at any time during the option exercise period.

At the inception of a futures contract, a fund is required to make an initial margin deposit. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. A fund is also subject to calls for daily variation margin payments as the value of the futures position varies, a process known as “marking-to-market.” Daily variation margin calls could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a fund’s ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s daily marked-to-market (net) obligation, if any, (in other words, the portfolio’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as regulated investment companies. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the funds and their adviser, the funds and the adviser are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the funds exemption filing with respect to its use of futures contracts are no longer applicable.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund’s principal uses of forward foreign currency exchange contracts (“forward currency contracts.

The fund may enter into forward currency contracts with stated contract values of up to the value of that fund’s assets. The fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

A fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, a fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. A fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund’s entry into a forward currency contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to a fund’s obligations in a segregated account throughout the duration of the contract. While a position hedge may offset both positive and negative currency fluctuations, it will not offset changes in security values caused by other factors. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may also combine forward currency contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The funds may also hedge foreign currency exchange rate risk by engaging in currency financial futures and options transactions, which are described above. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity, if at all. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain the required cover.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund’s ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund’s sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchanged commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the counterparty to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s insolvency.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The funds’ sub-advisers have determined that, as a result, the swap market (except for certain credit default swaps discussed below) has become relatively liquid. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a fund’s ability to terminate existing credit default swap agreements (as discussed below) or to realize amounts to be received under such agreements.

Nonetheless, caps and floors are more recent innovations and, may be less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives and policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in each prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund’s sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds’ sub-advisers may use these opportunities to the extent they are consistent with each fund’s investment objective and as are permitted by a fund’s investment limitations and applicable regulatory requirements.

Credit Default Swaps. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).

Credit default swap contracts involve special risks and may result in losses to a fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.

Total Rate of Return Swaps. A fund may enter into total rate of return swap contracts for investment purposes. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Swaptions. A fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

Euro Instruments. The funds may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the “LIBOR”), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of cash, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed-income instruments.

Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to Financial Instruments draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. In general, these investment practices may increase the volatility of a fund and even a small investment in derivatives may magnify or otherwise increase investment losses to a fund. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund’s ability to dispose of its positions in Financial Instruments will depend on the availability of liquid markets in the instruments or, in the absence of a liquid market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a closing transaction. If there is no market or the fund is not successful in its negotiations, the fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Therefore, there is no assurance that any position can be disposed of at a time and price that is favorable to a fund. While the position remains open, the fund continues to be subject to investment risk on the Financial Instrument. The fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument. The purchase and sale of futures contracts and the exercise of options may cause a fund to sell or purchase related investments, thus increasing its portfolio turnover rate. Brokerage commissions paid by a fund with respect to Financial Instruments may be higher than those that would apply to direct purchases or sales of the underlying instruments.

Particular risks exist with respect to the use of each of the Financial Instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of a fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use Financial Instruments effectively for their intended purposes.

A fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a fund’s position, such fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require a fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

Certain Financial Instruments transactions may have a leveraging effect on the funds, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When the funds engage in transactions that have a leveraging effect, the value of the fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

Many Financial Instruments may be difficult to value or may be valued subjectively. Inaccurate valuations can result in increased payment requirements to counterparties or a loss of value to the funds.

In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the fund incurring substantial losses and/or not achieving anticipated gains.

Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the fund might be in a better position had it not attempted to hedge at all.

Financial Instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself.

Certain Financial Instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such over-the-counter (or “OTC”) derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, the fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.

Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders, including in the fund that invests largely in municipal securities.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available, as discussed above. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the “OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus, direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies or government sponsored entities as part of government initiatives in response to the market crisis or otherwise. In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Exchange Rate-Related U.S. Government Securities. To the extent permitted by a fund’s investment policies, a fund may invest in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by a sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by a fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

FOREIGN INVESTMENTS

A fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Fiduciary Depositary Receipts (“FDRs”) or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and FDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs, GDRs and FDRs are European, global and fiduciary receipts, respectively, evidencing a similar arrangement.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The less liquid a market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a fund’s operations require cash, such as in order to meet redemptions and to pay its expenses. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

A fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the fund’s investments in such countries. These taxes will reduce the return achieved by the fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Additionally, the operating expenses of a fund making foreign investments can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities are higher than the costs of investing exclusively in U.S. securities. Custodian services and other costs such as valuation costs and communication costs relating to investment in international securities markets generally are more expensive than in the U.S.

Each fund also may invest in notes and similar linked securities (e.g., zero strike warrants and debt), which are derivative instruments issued by a financial institution or special purpose entity the performance and price of which depends on the performance and price of a corresponding foreign security, securities, market or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security, securities, market or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock or units of the linked security. These securities are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of the derivative instrument because the linked security, securities, market or index has declined. Also, these securities are subject to counterparty risk, which is the risk that the company issuing such a linked security may fail to pay the full amount due at maturity or redemption. A fund could have difficulty disposing of these securities because there may be restrictions on redemptions and there may be no market or a thin trading market in such securities.

Foreign markets also have different clearance and settlement procedures; and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund’s assets. The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in foreign issuers’ stock. However, by investing in ADRs rather than directly in foreign issuers’ stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Sovereign Debt Securities. Certain funds may invest in securities issued or guaranteed by any country and denominated in any currency. Except for funds that are permitted to invest in emerging markets, these funds expect to generally invest in developed countries. Developed countries include, without limitation, Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but are subject to the risks attendant to foreign investments, which are discussed above.

The funds may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Certain funds will not invest more than 25% of their assets in the securities of supranational entities.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging Markets. Certain funds may invest in securities of emerging market countries. Emerging market countries may include, without limitation, any country which, at the time of investment, is categorized by the World Bank in its annual categorization as middle- or low-income. These securities may be U.S. dollar denominated or non- U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. A fund may also invest in securities denominated in currencies of emerging market countries. There is no minimum rating criteria for a fund’s investments in such securities.

Emerging market and certain other non-U.S. countries may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging market countries generally depend heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies, securities and currency markets of many emerging market countries have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Certain funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

SHORT SALES

Certain funds may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a fund may be unable to replace a borrowed security sold short.

Certain funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. When a fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which a fund borrowed the security, regarding payment received by the fund on such security, a fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a fund to the risks associated with those securities, such short sales involve speculative exposure risk. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. As a result, if a fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, a fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, the fund would forego the potential realization of the increased value of the shares sold short.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, a fund may invest in securities issued by other investment companies as permitted under the 1940 Act.

Pursuant to an exemptive order obtained from the SEC or under a statutory exemption or an exemptive rule adopted by the SEC, a fund may invest in other investment companies beyond the statutory limits prescribed by the 1940 Act.

BlackRock Investment Management, LLC has received an exemptive order from the SEC permitting funds that are sub-advised by it to invest in affiliated registered money market funds and ETFs, and in an affiliated private investment company; provided however, that, among other limitations, in all cases the fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of its total assets at any time.

A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund. Investments in other investment companies are subject to the risks of the securities in which those investment companies invest.

Exchange-Traded Funds (“ETFs”). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies known as ETFs. For example, a fund may invest in S&P Depositary Receipts, or “SPDRs.” SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund. Other examples of ETFs in which the funds may invest are Dow Industrial Average Model New Deposit Shares (“DIAMONDS”) (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust or QQQ (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).

COMMODITIES AND NATURAL RESOURCES

Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.

COMMODITY-LINKED INVESTMENTS

A fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked investments, including commodities futures contracts, commodity-linked derivatives, and commodity-linked notes. Certain funds may also gain exposure to the commodity markets through investments in a wholly-owned subsidiary of that fund organized under the laws of the Cayman Islands (each, a “Subsidiary”). Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked investments held by the fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked investments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the fund’s commodity-linked investments may be expected to underperform an investment in traditional securities.

Because commodity-linked derivatives are available from a relatively small number of issuers, the fund’s investments in commodity-linked derivatives are particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may serve as counterparty to a substantial number of the fund’s commodity-linked and other derivative investments) will not fulfill its contractual obligations.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a “when-issued,” “delayed settlement” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage (although leverage may result).

“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. This may result in the realization of capital gains or losses, which are generally subject to federal income tax when distributed to a fund’s shareholders. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value and/or the yield of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero-coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Certain funds may also invest in “strips,” which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero-coupon bonds.

Federal income tax law requires holders of zero-coupon securities, deferred interest securities, and step-coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even if prior to the receipt of the corresponding cash payment. A fund may also elect to include in income currently any market discount accruing on securities purchased with such market discount. In order to qualify for treatment as a “regulated investment company” under the Code, a fund must distribute substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it may not receive full or even any cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

DOLLAR ROLLS

Certain funds may enter into dollar rolls transactions, pursuant to which a fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. A fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A fund could also be compensated through receipt of fee income. The fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. A fund will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements, which are discussed below.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS (“REITS”)

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Code.

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, the competence of management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

MORTGAGE-RELATED SECURITIES

The funds may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and by private issuers entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund’s investment in such securities will be subject to the limitations on its investment in investment company securities. In the case of privately-issued mortgage-related and asset-backed securities, the funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage-related securities in which the funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. A fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security’s return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a fund will receive when these amounts are reinvested. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurances that it will support these or other government-sponsored entities in the future.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to a fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicles in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

If a fund purchases subordinated mortgage-backed securities, the payments of principal and interest on the fund’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. See “Recent Market Events.”

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turn-down, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Certain funds may invest in Collateralized Mortgage Obligations (“CMOs”) residuals and stripped mortgage-backed securities (“SMBS”). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

An asset-backed security represents an interest in a pool of assets such as receivables from credit card loans, automobile loans and other trade receivables. Changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, will all affect the value of an asset-backed security, as will the exhaustion of any credit enhancement. The risks of investing in asset-backed securities ultimately depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. Additionally, in the same manner as described above under “Mortgage-Related Securities” with respect to prepayment of a pool of mortgage loans underlying mortgage-related securities, the loans underlying asset-backed securities are subject to prepayments, which may shorten the weighted average life of such securities and may lower their return.

A fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP commercial paper deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other securities which could result in possible losses to a fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a fund’s experiencing difficulty in valuing and/or disposing of asset-backed securities.

Asset-backed securities may present certain risks not relevant to mortgage-backed securities. Assets underlying asset-backed securities such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed.

INCOME-PRODUCING SECURITIES

Certain funds focus their investments in income-producing securities.

Defaulted securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. Certain funds will purchase defaulted securities only when their respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser’s belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained. Defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds’ ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds or taking possession and managing the assets that secure the issuer’s obligations on the defaulted securities. This could increase a fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer.

Other types of income-producing securities that the funds may purchase include, but are not limited to, the following:

Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to various risks. Two primary (but not exclusive) risks affecting income-producing securities are credit risk and interest rate risk. Credit risk relates to the party’s ability to make payment of principal and/or interest on an instrument; interest rate risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates and other market events. Because a fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the fund and affect its share price.

In the event that a security is rated by different agencies and receives different ratings from these agencies, unless a fund’s prospectus provides otherwise, a fund will treat the security as being rated in the highest rating category received from an agency. Credit rating criteria is applied at the time the fund purchases a security and the fund may choose not to sell securities that are downgraded below investment grade after their purchases. In general, the ratings of agencies represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of a sub-adviser to evaluate potential investments. A sub-adviser in its reasonable judgment will determine what rating to assign to unrated securities.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s portfolio managers will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets. In that case, a fund may become the holder of securities that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Distressed Debt Securities. Certain funds may invest in distressed securities. Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a fund or are rated in the lower rating categories (Ca or lower by Moody’s Investors Services, Inc. (“Moody’s”) and CC or lower by Standard and Poor’s Ratings Group (“S&P”)) or which, if unrated, are in the judgment of a sub-adviser of equivalent quality. Distressed securities are speculative and involve substantial risks. The risks associated with high-yield securities are heightened by investing in distressed debt securities.

Generally, a fund will invest in distressed securities when the sub-adviser believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the fund will receive new securities (e.g., equity securities). However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a fund makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the fund will receive any interest payments on the distressed debt securities, the fund will be subject to significant uncertainty as to whether or not the exchange offer or plan will be completed and the fund may be required to bear certain extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to the distressed debt securities held by a fund, there can be no assurance that the securities or other assets received by the fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the fund may be restricted from disposing of such securities.

Maturity and Duration. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. For simple fixed income securities, duration indicates the average time at which the security’s cash flows are to be received. For simple fixed income securities with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bullet bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the closer its duration will be to its final maturity; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration will be compared to its final maturity.

The determination of duration becomes more complex when fixed income securities with features like floating coupon payments, optionality, prepayments, and structuring are evaluated. There are differing methodologies for computing effective duration prevailing in the industry. These methods estimate the expected response of the security’s price to changes in its yield, usually under the assumption that the yield changes will be driven by changes in the level of an underlying interest rate curve while holding the security’s spread constant. So a security with an effective duration of 3 years is expected on average to have a negative price return of about 30 basis points when its yield rises by 10 basis points (“about” 30 basis points is used rather than exactly 30 basis points because other factors like convexity can also affect the relationship). Floating rate securities may have final maturities of ten or more years, but their effective durations will typically be very short (or, in some circumstances, negative).

HIGH-YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below-investment-grade securities (commonly known as “junk bonds”) involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody’s and S&P, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower-rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of the prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower credit quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a fund to purchase and may also have the effect of limiting the ability of a fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower-rated and nonrated securities; (ii) the value of high-yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds’ issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher-rated securities.

Additional risks of high-yield/high-risk bonds. Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a fund may decline more than a portfolio consisting of higher rated securities. If a fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the fund and increasing the exposure of the fund to the risks of lower rated securities.

Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require sale of these securities by the fund, but a sub-adviser will consider the event in determining whether a fund should continue to hold the security.

SUBORDINATED SECURITIES

A fund may invest in securities which are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are deemed by the sub-adviser to be of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

STRUCTURED NOTES AND RELATED INSTRUMENTS

“Structured” notes and other related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms is available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

LENDING OF FUND SECURITIES

The funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, a fund must receive at least 102% collateral (generally 102% for domestic securities and 105% for international securities), in the form of cash or U.S. government securities. This collateral must be valued daily; and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the funds do not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, the fund could experience delays in recovering its securities, possible capital losses and even loss of rights in the collateral should the borrower fail financially. The funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees. At the termination of a loan transaction, a fund has the obligation to return cash or collateral delivered by the borrower. A fund may experience losses on the collateral and may be required to liquidate other investments at inopportune times in order to return amounts to the borrower.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions a fund may invest up to 15% (5% for Transamerica AEGON Money Market) of its net assets in illiquid securities, including restricted securities that are illiquid.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Securities sold through private placements are not registered under the 1933 Act, as amended, and may not be subject to the disclosure and other investor protection requirements that would be applicable if the sale of securities were so registered.

Except where provided otherwise under “Non-Fundamental Policies,” to the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market (“illiquid securities”) will be acquired by a fund if such acquisition would cause the aggregate value of illiquid securities to exceed 15% (10% with respect to Transamerica AEGON High Yield Bond and 5% with respect to Transamerica AEGON Money Market) of the fund’s net assets. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a fund has valued the security. Illiquid securities may be difficult to value, and a fund may have difficulty disposing of such securities promptly.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The funds’ Board of Trustees has authorized each fund’s sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, the fund’s sub-adviser generally will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; 5) the likelihood that the security’s marketability will be maintained throughout the anticipated holding period; and/or 6) other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when a fund’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, participation or other interests in these securities and other related investments. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

Although the interest paid on municipal securities is generally excluded from gross income, a fund’s distributions of interest paid on municipal securities will be taxable to shareholders unless the fund reports the distributions as exempt-interest dividends. The funds do not expect to be eligible to report any dividends as exempt-interest dividends. The funds may invest in various types of municipal obligations, including, without limitation, the following:

Municipal Bonds. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source.

Private Activity Bonds. Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum tax (“AMT”). Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Individual and corporate shareholders may be subject to a federal AMT to the extent that a fund’s dividends are derived from interest on those bonds. Although dividends derived from interest income on tax-exempt municipal obligations are generally a component of the “current earnings” adjustment item for purposes of the federal corporate AMT, dividends of interest income on municipal obligations issued in 2009 and 2010 generally will not be included in the current earnings adjustment.

Industrial Development Bonds. Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the federal AMT.

Municipal Notes. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

Municipal Commercial Paper. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality’s general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and this increase may continue.

Participation Interests. A participation interest in municipal obligations (such as private activity bonds and municipal lease obligations) gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. The fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest.

Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a fund. With respect to insurance, a fund will attempt to have the issuer of the participation interest bear the cost of the insurance, although a fund may also purchase insurance, in which case the cost of insurance will be an expense of the fund. Although participation interests may be sold, the fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation.

Variable Rate Obligations. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to “non-appropriation” risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

Residual Interest Bonds. The funds may invest in Residual Interest Bonds (sometimes referred to as inverse floaters) (“RIBs”), which brokers create by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying Municipal Bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to the funds when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each fund’s investment objectives and general investment policies, a fund may invest in RIBs without limitation.

In a transaction in which a fund purchases a RIB from a trust, and the underlying Municipal Bond was held by the fund prior to being deposited into the trust, the fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the funds where the funds did not previously own the underlying Municipal Bond.

Tax-exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Custodial Receipts and Certificates. Custodial receipts or certificates underwritten by securities dealers or banks evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Additional Risks Relating Particularly to Municipal Obligations. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of a fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and their service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

A fund may invest in taxable municipal obligations. The market for taxable municipal obligations is relatively small, which may result in a lack of liquidity and in price volatility of those securities. Interest on taxable municipal obligations is includable in gross income for regular federal income tax purposes. While interest on taxable municipal obligations may be exempt from personal taxes imposed by the state within which the obligation is issued, such interest will nevertheless generally be subject to all other state and local income and franchise taxes.

LOANS

A fund may invest in certain commercial loans, generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A fund may participate in such syndications, or can buy part of a loan, becoming a lender. A fund’s investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

A fund may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

Because there is no liquid market for commercial loans, the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund’s investments and calculating its net asset value.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

COMMON STOCKS

Subject to its investment restrictions, a fund may invest in common stocks. Common stocks represent an ownership interest in the issuing company. Holders of common stocks are not creditors of the issuer, and in the event of the liquidation, common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities. Transamerica AEGON Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Preferred Stocks. Subject to a fund’s investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation’s earnings and assets, however preferred stocks are junior to the debt securities of the issuer in those same respects. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Convertible Securities. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities tend to provide for a stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities normally pay less current income than securities without conversion features, but add the potential opportunity for capital appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody’s, or, if not rated by S&P or Moody’s, are of equivalent investment quality as determined by the sub-adviser. Except for certain funds, a fund’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of derivative security in which the funds might invest.

Master Limited Partnerships. A fund may invest in Master Limited Partnership (“MLP”) units, which have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund’s assets.

EVENT-LINKED BONDS

Certain funds may invest a portion of their assets in “event-linked bonds,” which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a fund may lose a portion, or all, of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

Certain funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below-investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly. CDOs may charge management fees and administrative expenses, which are in addition to those of a fund.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the funds’ prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral.

All repurchase agreements entered into by a fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to an amount of the loan, including interest thereon, and the fund or its custodian shall have control of the collateral, which the sub-advisers believe will give the applicable fund a valid, perfected security interest in the collateral.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

BORROWINGS

A fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When a fund invests borrowing proceeds in other securities, the fund will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.

A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

The 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in a fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in its prospectus or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect a fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

PASS-THROUGH SECURITIES

A fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the funds.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights are subject to the same market risks as common stocks, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.

TEMPORARY INVESTMENTS

At times a fund’s sub-advisers may judge that conditions in the securities markets make pursuing the fund’s typical investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets. In implementing these defensive strategies, a fund may invest without limit in securities that a sub-adviser believes present less risk to a fund, including equity securities, debt and fixed income securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, certificates of deposit, demand and time deposits, bankers’ acceptance or other securities a sub-adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. During periods in which such strategies are used, the duration of a fund may diverge from the duration range for that fund disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a fund will use these alternative strategies. As a result of using these alternative strategies, a fund may not achieve its investment objective.

CERTAIN OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

Corporate Debt Securities. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

Commercial Paper. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s and S&P. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.

International Agency Obligations. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Bank Obligations or Savings and Loan Obligations. Subject to its investment restrictions, a fund may invest in all types of bank obligations, including certificates of deposit, bankers’ acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured.

U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each held by a fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. A fund may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are federally insured, provided the obligation of any single institution does not exceed the then current federal insurance coverage of the obligation.

The quality of bank or savings and loan obligations may be affected by such factors as: (a) location — the strength of the local economy will often affect financial institutions in the region; (b) asset mix — institutions with substantial loans in a troubled industry may be weakened by those loans; and (c) amount of equity capital — under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

Variable- or Floating-Rate Securities. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans. See the discussion of “Loans” in this SAI.

RECENT MARKET EVENTS

The fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed-income instruments have been experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the funds.

In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

PORTFOLIO TURNOVER RATE

Changes may be made in a fund’s portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and each fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for all of the funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences.

The portfolio turnover rate for each of the funds is calculated by dividing the lesser of a fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less. If in any given period, all of a fund’s investments have a remaining maturity of less than one year, the portfolio turnover rate for that period would be equal to zero.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the funds’ portfolio holdings. The funds’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the funds’ policies.

The funds, or their duly authorized service providers, may publicly disclose holdings of all funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of a fund’s completed purchases and sales may only be made available after the public disclosure of a fund’s portfolio holdings.

The funds publish all portfolio holdings on a quarterly basis on their website at www.transamericafunds.com approximately 25 days after the end of each calendar quarter. Such information generally remains online for six months or as otherwise consistent with applicable regulations. In addition, the funds publish their top ten holdings (except Class I share holdings) on their website generally within two weeks after the end of each month. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the funds. The funds may then forward the information to investors and consultants requesting it.

Transamerica AEGON Money Market files monthly a schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The information filed on Form N-MFP is made available to the public by the SEC 60 days after the end of the month to which the information pertains. A schedule of portfolio holdings for Transamerica AEGON Money Market is posted each month to the fund’s website in accordance with Rule 2a-7(c)(12) under the Investment Company Act of 1940, as amended.

There are numerous mutual fund evaluation services such as S&P, Morningstar, Inc. (“Morningstar”) or Lipper, Inc. (“Lipper”) and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds by these services and departments, the funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the funds’ investment adviser’s compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are: (1) authorized to have access to the portfolio information; and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser’s compliance department or the funds’ Chief Compliance Officer (“CCO”) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the funds’ policies and procedures on disclosure of portfolio holdings.

In addition, separate account and unregistered product clients of TAM, the sub-advisers of the funds, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain funds, and therefore may have substantially similar or nearly identical portfolio holdings as those funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica Funds has entered into an Investment Advisory Agreement (“Advisory Agreement”) on behalf of the fund with Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TAM supervises each respective fund’s investments and conducts its investment program. TAM hires sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with the sub-adviser.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON U.S. Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON N.V., a Netherlands corporation, and a publicly traded international insurance group. AEGON USA Investment Management, LLC is an affiliate of TAM and Transamerica Funds.

Investment Adviser Compensation

TAM receives compensation calculated daily and paid monthly from the fund at the annual rates indicated below (expressed as a specified percentage of the fund’s average daily net assets). The table below lists those percentages.

Fund Name	Percentage of Average Daily Net Assets

Transamerica WMC Diversified Equity	0.73% for the first $500 million 0.70% over $500 million up to $2.5 billion 0.65% in excess of $2.5 billion

Advisory Agreement

For the fund, the duties and responsibilities of the investment adviser are specified in the fund’s Advisory Agreement. Pursuant to the Advisory Agreement for the fund, TAM, subject to the supervision of the Trustees and in conformity, with the stated policies of the fund, manages the operations of the fund. TAM is authorized to enter into sub-advisory agreements for investment advisory services in connection with the management of the fund. TAM continues to have responsibility for all investment advisory services furnished pursuant to all sub-advisory agreements.

The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days’ written notice at the option of either the fund, TAM or by a vote of shareholders of the fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TAM shall not be liable to the fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of TAM in the performance of its duties thereunder.

The fund pays its allocable share of the fees and expenses of a fund’s non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders’ meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the fund or TAM), expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

Expense Limitation

TAM has entered into an expense limitation agreement with Transamerica Funds on behalf of certain funds, pursuant to which TAM has agreed to reimburse a fund’s expenses or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to the fund, including the investment advisory fee but excluding brokerage commissions, interest, dividend and interest expenses related to short sales, taxes and 12b-1 fees, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the fund’s business, and “acquired fund fees and expenses” (as this term is defined for regulatory purposes), exceeds a certain percentage of the fund’s average daily net assets. That percentage is listed by fund in the following table, as specified for that fund (“expense cap”). Certain funds may at a later date reimburse TAM for operating expenses previously paid on behalf of such funds during the previous 36 months (“36-month reimbursement”), but only if, after such reimbursement, the funds’ expense ratios do not exceed the expense cap. The agreement continues automatically for one-year terms unless TAM provides written notice to Transamerica Funds prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Advisory Agreement. The fund is currently included in the agreement.

The applicable expense cap for the fund is listed in the following table.

Fund Name	Expense Cap
CLASS A, B, C, I, I2, R and T
Transamerica WMC Diversified Equity	1.17%

Total Advisory Fees Paid by the Fund

The following table sets forth the total amounts the fund paid to TAM, and reimbursements by TAM to the fund, if any, for the fiscal years ended October 31, 2011, 2010 and 2009.

Fund Name	Advisory Fee After Expense Reimbursement October 31			Expense Reimbursements October 31
	2011	2010	2009	2011	2010	2009
Transamerica WMC Diversified Equity(1)		$$4,084,218	N/A		$$891,210	N/A

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

Conflicts of Interest

TAM and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the Transamerica Funds (for purposes of this section, the “Funds”), are engaged in a variety of businesses and have interests other than that of managing the Funds. The broad range of activities and interests of Transamerica gives rise to actual, potential and perceived conflicts of interest that could affect the Funds and their shareholders.

Transamerica manages or advises other funds and products in addition to the Funds (collectively, the “Other Accounts”). In some cases Transamerica oversees sub-advisers who perform the day-to-day management of the Other Accounts, and in other cases Transamerica itself performs the day-to-day management. Certain Other Accounts have investment objectives similar to those of the Funds and/or that engage in transactions in the same types of securities and instruments as the Funds. Such transactions could affect the prices and availability of the securities and instruments in which a Fund invests, and could have an adverse impact on the Fund’s performance. Other Accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a Fund or may be adverse to a company or issuer in which the Fund has invested.

The results of the investment activities of the Funds may differ significantly from the results achieved for Other Accounts. Transamerica may give advice, and take action, with respect to any current or future Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, the Funds. Transamerica may receive more compensation with respect to certain Other Accounts than that received with respect to the Funds or may receive compensation based on the performance of certain Other Accounts. Transamerica personnel may have greater economic and other interests in certain Other Accounts promoted or managed by such personnel as compared to the Funds.

Transamerica and other financial service providers have conflicts associated with their promotion of the Funds or other dealings with the Funds that would create incentives for them to promote the Funds. Transamerica may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. Transamerica will also benefit from increased amounts of assets under management. This differential in compensation may create a financial incentive on the part of Transamerica to recommend the Funds over other accounts or products or to effect transactions differently in the Funds as compared to other accounts or products. Transamerica has an interest in increasing Fund assets, including in circumstances when that may not be in the Funds’ or their shareholders’ interests.

Transamerica and/or the Funds’ sub-advisers, out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the Funds and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the Funds or Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the Funds and Other Accounts on which fees are being charged.

Certain Other Accounts are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies. TAM also acts as an investment adviser with respect to an asset allocation program offered for use in certain variable insurance contracts issued by Transamerica insurance companies. The performance of the Other Accounts and/or asset allocation models may impact Transamerica’s ability to hedge the risks associated with guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions may be influenced by these factors. For example, Transamerica may benefit if the Other Accounts or the models are managed or designed in a more conservative fashion to help reduce potential losses. In addition, certain asset allocation models may include Other Accounts as investment options, and Transamerica will receive more revenue if TAM selects such Other Accounts to be included in the models.

TAM serves as investment adviser to certain funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. Certain of the funds of funds are underlying investment options for Transamerica insurance products. TAM and/or the fund of funds’ sub-adviser will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict may provide an incentive for TAM to include affiliated funds as investment options for funds of funds and to cause investments by funds of funds in affiliated funds that perform less well than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. The affiliates of certain underlying unaffiliated funds also make revenue sharing payments to Transamerica. These payments may be compensation for the provision of services to investors or may be in furtherance of distribution activities.

TAM may have a financial incentive to propose certain changes to the Funds or Other Accounts. TAM may, from time to time, recommend a change in sub-adviser or a fund combination. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a Fund or Other Account having a higher advisory fee and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it recommends replacing a sub-adviser with a new sub-adviser with a lower sub-advisory fee. TAM has a fiduciary duty to act in the best interests of a fund and its shareholders when recommending to the Board the appointment of or continued service of an affiliated sub-adviser for a fund or a fund combination. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires fund shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).

SUB-ADVISERS

Wellington Management Company, LLP (“Wellington Management”), located at 280 Congress Street, Boston, MA 02210, serves as sub-adviser to Transamerica WMC Diversified Equity, Transamerica WMC Emerging Markets and Transamerica WMC Quality Value pursuant to a sub-advisory agreement with TAM.

The sub-adviser may also serve as sub-adviser to certain portfolios of Transamerica Series Trust (“TST”) and Transamerica Partners Portfolios (“TPP”), registered investment companies. It may be referred to herein as the “sub-adviser.”

TAM, and not the fund, pays the sub-adviser for its services. The sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the fund’s average daily net assets:

Fund Name	Sub-Adviser	Sub-Advisory Fee

Transamerica WMC Diversified Equity	Wellington Management	0.28% of the first $2 billion 0.25% over $2 billion up to $5 billion 0.225% in excess of $5 billion[1]

[1]	The average daily net assets for the purpose of calculating sub-advisory fees will be aggregated with similar mandates of the Trust, TST and TPP managed by Wellington Management.

Sub-Advisory Fees Paid

The following table sets forth the total amounts of sub-advisory fee paid by TAM to the sub-adviser for the fiscal years ended October 31, 2011, 2010 and 2009:

(Net of Fees Reimbursed)

Fund Name	2011	2010	2009
Transamerica WMC Diversified Equity(1)	$	$1,756,689	N/A

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

The sub-adviser also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to those of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser’s decision to recommend a purchase to one fund or account rather than another is based on a number of factors as set forth in the sub-advisers’ allocation procedures. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

Information about the Fund’s Portfolio Manager

Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day management, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the fund’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the fund beneficially owned by each portfolio manager are provided in Appendix B of this SAI.

DISTRIBUTOR

Effective March 1, 2001, Transamerica Funds entered into an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494, to act as the principal underwriter of the shares of the fund. On May 1, 2007, Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado 80237, became principal underwriter and distributor of the shares of the fund. TCI is an affiliate of TAM and AFSG. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of TCI’s responsibilities and charges as principal underwriter of fund shares is set forth in the fund’s prospectus.

UNDERWRITING COMMISSION

Fund Name	Commissions Received for the Period Ended October 31			Commissions Retained for the Period Ended October 31
	2011	2010	2009	2011	2010	2009
Transamerica WMC Diversified Equity(1)		$$43,724	N/A		$$6,533	N/A

Fund Name	For the Period Ended October 31, 2011
	Net Underwriting Discounts and Commissions	Compensation on Redemptions & Repurchases	Brokerage Commissions	Other Compensation
Transamerica WMC Diversified Equity(1)	$	$	$	$

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

ADMINISTRATIVE SERVICES

TAM is responsible for the supervision of all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with TAM. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund’s initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. Transamerica Funds has entered into an Administrative Services Agreement (“Administrative Agreement”) with Transamerica Fund Services, Inc. (“TFS”), 570 Carillon Parkway, St. Petersburg, FL 33716, on behalf of the fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the fund and incurs expenses payable by Transamerica Funds related to such functions. The fund pay 0.02% of its daily net assets to TFS for such administrative services.

The administrative duties of TFS with respect to the fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund’s officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund’s custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund’s custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the fund; authorizing expenditures and approving bills for payment on behalf of the fund; and providing executive, clerical and secretarial help needed to carry out its duties.

The fund paid the following administrative expenses for the fiscal years ended October 31, 2011, 2010 and 2009.

ADMINISTRATIVE FEES

Fund Name	2011	2010	2009
Transamerica WMC Diversified Equity(1)		$$136,016	N/A

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, MA 02110, is custodian for Transamerica Funds. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the fund.

TFS, 570 Carillon Parkway, St. Petersburg, FL 33716, is the transfer agent, withholding agent and dividend disbursing agent for the fund. TFS is directly owned by Western Reserve (44%) and AUSA (56%), both of which are indirect, wholly owned subsidiaries of AEGON N.V.; and thus TFS is an affiliate of TAM. For its services as transfer agent, TFS receives fees from the fund (by share class) as follows:

Class A, B, C, R, T1
Open Account	$21.00
Closed Account	$1.50

Class I2
Open Direct Account	$21.00
Open Networked Account	$8.00
Closed Account	$1.50
Omnibus Service Fee	$35,000
Sub-Transfer Agent and Omnibus Intermediary Fees	10 bps

Class I2
Open Account	0.75 bps
Closed Account	N/A

[1]	Applicable out-of pocket expenses, including, but not limited to, Quarterly Shareholder Statements and Postage, will be charged directly to the funds.

[2]

Applicable out-of pocket expenses, including, but not limited to, Quarterly Shareholder Statements and Postage, Shareholder Confirmations, Information Storage, 12b-1 Billing, Networking, Vision, and Fan Mail, will be charged directly to the funds.

Transaction requests should be mailed to Transamerica Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica Funds, 330 W. 9th Street, Kansas City, MO 64105 (for overnight mail).

There were no brokerage credits received for the periods ended October 31, 2011, 2010 and 2009.

TRANSFER AGENCY FEES

(Fees and Expenses Net of Brokerage Credits)

Fund Name	2011	201	2009
Transamerica WMC Diversified Equity(1)		$$1,555,347	N/A

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund’s sub-adviser, whose policy is to seek to obtain the “best execution” of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund’s sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the “1934 Act”).

In selecting brokers and dealers and in negotiating commissions, a fund’s sub-adviser may consider a number of factors, including but not limited to:

•	The sub-adviser’s knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

•	The nature of the security being traded;

•	The size and type of the transaction;

•	The nature and character of the markets for the security to be purchased or sold;

•	The desired timing of the trade;

•	The activity existing and expected in the market for the particular security;

•	The quality of the execution, clearance and settlement services;

•	Financial stability;

•	The existence of actual or apparent operational problems of any broker or dealer; and

•	Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

•

Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

•

Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

•	Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

•

Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds’ sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM, TCI or the sub-adviser. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under “Custodian, Transfer Agent and Other Affiliates,” are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the funds’ Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE

A sub-adviser to a fund, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place portfolio transactions of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund’s portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.

Fund Name	Brokerage Commissions Paid (Including Affiliated Brokerage) October 31			Affiliated Brokerage Paid October 31
	2011	2010	2009	2011	2010	2009
Transamerica WMC Diversified Equity(1)	$950,097	N/A	N/A	$0	N/A	N/A

The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2011.

Fund Name	Paid as of October 31, 2011
Transamerica WMC Diversified Equity(1)	$ 841,626

The estimates above are based upon custody data provided to CAPIS using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. USD transactions executed at $.02 and below and non-USD transactions executed at 8 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates greater than $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Securities and Exchange Act of 1934.

(1)

Transamerica WMC Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal year ended October 31, 2009. Transamerica Diversified Equity was renamed Transamerica WMC Diversified Equity on March 22, 2011.

MANAGEMENT OF THE TRUST

BOARD MEMBERS AND OFFICERS

The Board Members and executive officers of the Trust are listed below. The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of the Trust by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser. The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of      funds as of the date of this SAI.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The Board Members, their dates of birth, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

INTERESTED BOARD MEMBER**

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 1999

Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Chief Compliance Officer, General Counsel and Secretary (1999 – 2006), Transamerica Funds and TST;

N/A

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (2002 – 2006), General Counsel, Secretary and Chief Compliance Officer (2002 – 2006), TIS;

Chairman, President and Chief Executive Officer (2006 – present), Director (2002 – present), Senior Vice President (1999 – 2006), General Counsel and Secretary (2000 – 2006), Chief Compliance Officer (2004 – 2006), TAM;

Chairman, President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Director (2002 – present), General Counsel and Secretary (2001 – 2006), Transamerica Fund Services, Inc. (“TFS”);

Vice President, AFSG Securities Corporation (2001 –present);

Chairman and Board Member (2008 – 2010), President (2007 – 2010), Chief Executive Officer (2006 – 2010), Vice President, Secretary and Chief Compliance Officer (2003 – 2006), Transamerica Investors, Inc. (“TII”);

Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002 – 2004); and

Director, (2008 – present), Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 – 2005) and Transamerica Investment Management, LLC (“TIM”) (2001 – 2005).

INDEPENDENT BOARD MEMBERS***

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, TII (2003 – 2010); and Partner, KPMG (1975 – 1999).		Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);		N/A

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Board Member, TST (2001 – present);

Board Member, Transamerica Funds and TIS (2002 – present);

Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Board Member, TII (2008 – 2010);

President, L. J. Hill & Company (a holding company for privately-held assets) (1999 – present);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – 2011); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	—	N/A

Russell A. Kimball, Jr. (1944)	Board Member	1986 – 1990 and Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	—	N/A

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Eugene M. Mannella (1954)	Board Member	Since 2007

Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present);

Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (April 2011 – present)

Self-employed consultant (2006 – present);

President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008);

Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

Board Member, Transamerica Funds, TST and TIS (2007 – present);

Board Member, TII (2008 – 2010); and

President, International Fund Services (alternative asset administration) (1993 – 2005).

				—	N/A

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Director, Iowa Student Loan Service Corporation (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1985 – 2006); and President, Kirkwood Community College (1985 – 2005).	—	Buena Vista University Board of Trustees (2004 - present)

Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present);	—	Board of Governors, Reconstruction-ist Rabbinical College (2007 - present)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University; Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	—	Honorary Trustee, Bryant University (1996 – present)

John W. Waechter (1952)	Board Member	Since 2005	Attorney, Englander and Fischer, LLP (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and	—	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Treasurer, The Hough Group of Funds (1993 – 2004).

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.
**	May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his employment with TAM or an affiliate of TAM.
***	Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust.

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their dates of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Date of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 1999	See the table above.

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel and Secretary,

Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President, General Counsel and Secretary, TII, (2006 – 2010);

Director, Senior Vice President, General Counsel, Operations, and Secretary, TAM (2006 – present);

Director, Senior Vice President, General Counsel, Chief Administrative Officer, and Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management (1998 – 2006); and

Corporate Associate, Ropes & Gray LLP (1995 – 1998).

Robert A. DeVault, Jr. (1965)	Vice President, Treasurer and Principal Financial Officer	Since 2009

Vice President, Treasurer and Principal Financial Officer, (2010 – present), Assistant Treasurer, (2009 – 2010), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, Treasurer and Principal Financial Officer, (2010), Assistant Treasurer, (2009 – 2010), TII;

Vice President (2010 – present), Assistant Vice President (2007 – 2010) and Manager, Fund Administration, (2002 – 2007), TFS; and

Name and Date of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Vice President (2010 – present), TAM.

Christopher A. Staples (1970)	Vice President and Chief Investment Officer	Since 2005

Vice President and Chief Investment

Officer (2007 – present), Senior

Vice President -Investment Management

(2006 – 2007), Vice President - Investment Management

(2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President - Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice

President – Investment Management

(2006 – present) and Chief Investment Officer

(2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010

Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Bradley O. Ackerman (1966)	Anti-Money Laundering Officer	Since 2007

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds (2007 – present);

Senior Compliance Officer, TAM

(2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2009 – present);

Assistant Secretary, TII (2009 – 2010);

Assistant Vice President and Director, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 - 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Name and Date of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2009 – present);

Assistant Secretary, TII (2009 – 2010);

Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A.

(2004 – 2005).

Margaret A. Cullem-Fiore (1957)	Assistant Secretary	Since 2010

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2010 – present);

Assistant Vice President, TCI (2009 – present);

Vice President and Senior Counsel, TAM and TFS (2006 – present);

Vice President and Senior Counsel, Transamerica Financial Advisors, Inc. (2004 – 2007); and

Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2006).

Elizabeth Strouse (1974)	Assistant Treasurer	Since 2010

Assistant Treasurer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2010 – present);

Director, Fund Financial Services

(2009 - present), TFS;

Director, Fund Administration, TIAA-CREF

(2007 – 2009); and

Manager (2006 – 2007) and Senior

(2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Each of the Board Members, other than Mr. Jennings, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Ms. Bane and Mr. Jennings, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into TAMG. Mr. Jennings joined the Board in 2009.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mr. Jennings); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Mr. Carter, his or her status as not being an “interested person” as defined in the 1940 Act; and, as to Mr. Carter, his status as a representative of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Mr. Kimball, business experience as an executive; Mr. Mannella, accounting and fund administration experience, investment management industry experience as an executive and consultant; Mr. Nielsen, academic leadership, insurance, business development and board experience; Ms. Norden, non-profit executive experience and extensive board and academic leadership; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; and Mr. Carter, investment management experience as an executive and leadership roles with TAM and affiliated entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mr. Carter serves as Chairman of the Board. Mr. Carter is an interested person of the funds. Independent Board Members constitute more than 75% of the Board.

The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. In addition, the Board has a Lead Independent Board Member.

The Lead Independent Board Member and the chairs of the Audit and Nominating Committees work with the Chairman of the Board to set the agendas for Board and committee meetings. The Lead Independent Board Member also serves as a key point person for dealings between management and the Independent Board Members. Through the funds’ board committees the Independent Board Members consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management and they believe they can act independently and effectively.

The Board currently believes that an interested Chairman is appropriate and is in the best interests of the funds and their shareholders, and that its committees help ensure that the funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that the Independent Board members represent over 75% of the Board.

The Audit Committee, among other things, oversees the accounting and reporting policies and practices of the Trust, oversees the quality and integrity of the financial statements of the Trust, approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board.

When addressing vacancies, the Nominating Committee sets any necessary standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including Management and shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Board Members to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). The committee has, however, established (and reviews from time to time as it deems appropriate) certain desired qualities and qualifications for nominees, including certain personal attributes and certain skills and experience.

Through its oversight of the management and operations of the funds, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the funds (such as reports about the performance of the funds); (ii) reviewing compliance reports and approving compliance policies and procedures of the funds and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including fund auditors, to review fund activities; and (v) meeting with the Chief Compliance Officer and other officers of the funds and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions. The Board has emphasized to TAM and the sub-advisers the importance of maintaining vigorous risk management.

The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board Members as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

In addition, it is important to note that each fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Additional Information about the Committees of the Board

Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended October 31, 2010, the Audit Committee met six times and the Nominating Committee met two times.

Trustee Ownership of Equity Securities

The table below gives the dollar range of shares of the Trust, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Asset Management Group owned by each Trustee as of December 31, 2011. [TO BE UPDATED]

Name of Trustee	Dollar Range of Equity Securities in Transamerica AEGON Flexible Income	Dollar Range of Equity Securities in Transamerica AEGON High Yield Bond	Dollar Range of Equity Securities in Transamerica AEGON Money Market
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	$10,001 - $50,000	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica AEGON Short-Term Bond	Dollar Range of Equity Securities in Transamerica AQR Managed Futures Strategy	Dollar Range of Equity Securities in Transamerica Asset Allocation - Conservative Portfolio
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Asset Allocation - Growth Portfolio	Dollar Range of Equity Securities in Transamerica Asset Allocation - Moderate Growth Portfolio	Dollar Range of Equity Securities in Transamerica Asset Allocation - Moderate Portfolio
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	$50,001 - $100,000	None	$1 - $10,000
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	Over $100,000	Over $100,000
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	Over $100,000	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	Over $100,000	Over $100,000	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica BlackRock Global Allocation	Dollar Range of Equity Securities in Transamerica BlackRock Large Cap Value	Dollar Range of Equity Securities in Transamerica Clarion Global Real Estate Securities
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica First Quadrant Global Macro	Dollar Range of Equity Securities in Transamerica Goldman Sachs Commodity Strategy	Dollar Range of Equity Securities in Transamerica Hansberger International Value
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica ICAP Select Equity(1)	Dollar Range of Equity Securities in Transamerica Jennison Growth	Dollar Range of Equity Securities in Transamerica JPMorgan Core Bond
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica JPMorgan International Bond	Dollar Range of Equity Securities in Transamerica JPMorgan Long/Short Strategy	Dollar Range of Equity Securities in Transamerica JPMorgan Mid Cap Value
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Logan Circle Emerging Markets Debt(1)	Dollar Range of Equity Securities in Transamerica Loomis Sayles Bond	Dollar Range of Equity Securities in Transamerica MFS International Equity
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Morgan Stanley Capital Growth	Dollar Range of Equity Securities in Transamerica Morgan Stanley Emerging Markets Debt	Dollar Range of Equity Securities in Transamerica Morgan Stanley Growth Opportunities
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	$10,001 - $50,000	None	$1 - $10,000
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	$50,001 - $100,000	None	$10,001 - $50,000
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Morgan Stanley Small Company Growth	Dollar Range of Equity Securities in Transamerica Multi-Managed Balanced	Dollar Range of Equity Securities in Transamerica Multi-Manager Alternative Strategies Portfolio
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	$50,001 - $100,000	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	$50,001 - $100,000	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Multi-Manager International Portfolio	Dollar Range of Equity Securities in Transamerica Neuberger Berman International	Dollar Range of Equity Securities in Transamerica Oppenheimer Developing Markets
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	Over $100,000	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	$50,001 - $100,000	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Oppenheimer Small- & Mid- Cap Value	Dollar Range of Equity Securities in Transamerica PIMCO Real Return TIPS	Dollar Range of Equity Securities in Transamerica PIMCO Total Return
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Schroders International Small Cap	Dollar Range of Equity Securities in Transamerica Systematic Small/Mid Cap Value	Dollar Range of Equity Securities in Transamerica Tactical Income(2)
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Third Avenue Value	Dollar Range of Equity Securities in Transamerica Thornburg International Value	Dollar Range of Equity Securities in TS&W International Equity(3)
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	None	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica Water Island Arbitrage Strategy(4)	Dollar Range of Equity Securities in Transamerica WMC Diversified Equity	Dollar Range of Equity Securities in Transamerica WMC Emerging Markets
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	$10,001 - $50,000	None
David W. Jennings	None	None	None
Russell A. Kimball, Jr.	None	$10,001 - $50,000	None
Eugene M. Mannella	None	None	None
Norman R. Nielsen	None	None	None
Joyce G. Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Transamerica WMC Quality Value(5)	Aggregate Dollar Range of Equity Securities in Transamerica Asset Management Group
John K. Carter*	None	Over $100,000
Sandra N. Bane	None	None
Leo J. Hill	None	Over $100,000
David W. Jennings	None	Over $100,000
Russell A. Kimball, Jr.	None	Over $100,000
Eugene M. Mannella	None	None
Norman R. Nielsen	None	Over $100,000
Joyce G. Norden	None	None
Patricia L. Sawyer	None	$50,001 - $100,000
John W. Waechter	None	Over $100,000

*	Interested person under the 1940 Act by virtue of his position with TAM and its affiliates.

(1)	Transamerica ICAP Select Equity and Transamerica Logan Circle Emerging Markets Debt commenced operations on August 31, 2011.
(2)	Transamerica Tactical Income and commenced operations on October 31, 2011.
(3)	Transamerica TS&W International Equity commenced operations on March 1, 2011.
(4)	Transamerica Water Island Arbitrage Strategy commenced operations on May 1, 2011.
(5)	Transamerica WMC Quality Value commenced operations on November 15, 2010.

As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, sub-advisers or Distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser, sub-advisers or Distributor of the funds.

Independent Trustees receive a total annual retainer fee of $124,000 from the funds/portfolios that make up the Transamerica Asset Management Group, as well as total fees of $8,800 per meeting (assumes five meetings annually), of which the Trust pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series. The Lead Independent Trustee of the Board also receives an additional retainer of $40,000 per year. The Audit Committee Chairperson receives an additional retainer of $15,000 per year. The Trust also pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series for the Lead Independent Trustee and Audit Committee Chairperson retainers. Any fees and expenses paid to Trustees who are affiliates of TAM or TCI are paid by TAM and/or TCI and not by the Trust, except for the Chief Compliance Officer.

Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of the Trust (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of the Trust.

The following table provides compensation amounts paid to Independent Trustees of the funds for the fiscal year ended October 31, 2011. [TO BE UPDATED]

COMPENSATION TABLE

Name of Trustee	Aggregate Compensation from Transamerica AEGON Flexible Income	Aggregate Compensation from Transamerica AEGON High Yield Bond	Aggregate Compensation from Transamerica AEGON Money Market
Sandra N. Bane	$448	$1,005	$489
Leo J. Hill	$555	$1,244	$606
David W. Jennings	$448	$1,005	$489
Russell A. Kimball, Jr.	$448	$1,005	$489
Eugene M. Mannella	$448	$1,005	$489
Norman R. Nielsen	$448	$1,005	$489
Joyce G. Norden	$448	$1,005	$489
Patricia L. Sawyer	$448	$1,005	$489
John W. Waechter	$488	$1,094	$533

Name of Trustee	Aggregate Compensation from Transamerica AEGON Short-Term Bond	Aggregate Compensation from Transamerica AQR Managed Futures Strategy	Aggregate Compensation from Transamerica Asset Allocation - Conservative Portfolio
Sandra N. Bane	$3,586	-	$1,896
Leo J. Hill	$4,440	-	$2,347
David W. Jennings	$3,586	-	$1,896
Russell A. Kimball, Jr.	$3,586	-	$1,896
Eugene M. Mannella	$3,586	-	$1,896
Norman R. Nielsen	$3,586	-	$1,896
Joyce G. Norden	$3,586	-	$1,896
Patricia L. Sawyer	$3,586	-	$1,896
John W. Waechter	$3,906	-	$2,065

Name of Trustee	Aggregate Compensation from Transamerica Asset Allocation – Growth Portfolio	Aggregate Compensation from Transamerica Asset Allocation - Moderate Growth Portfolio	Aggregate Compensation from Transamerica Asset Allocation - Moderate Portfolio
Sandra N. Bane	$2,741	$5,419	$4,310
Leo J. Hill	$3,393	$6,709	$5,337
David W. Jennings	$2,741	$5,419	$4,310
Russell A. Kimball, Jr.	$2,741	$5,419	$4,310
Eugene M. Mannella	$2,741	$5,419	$4,310
Norman R. Nielsen	$2,741	$5,419	$4,310
Joyce G. Norden	$2,741	$5,419	$4,310
Patricia L. Sawyer	$2,741	$5,419	$4,310
John W. Waechter	$2,985	$5,902	$4,695

Name of Trustee	Aggregate Compensation from Transamerica BlackRock Global Allocation	Aggregate Compensation from Transamerica BlackRock Large Cap Value	Aggregate Compensation from Transamerica Clarion Global Real Estate Securities
Sandra N. Bane	$815	$1,203	$530
Leo J. Hill	$1,009	$1,489	$657
David W. Jennings	$815	$1,203	$530
Russell A. Kimball, Jr.	$815	$1,203	$530
Eugene M. Mannella	$815	$1,203	$530
Norman R. Nielsen	$815	$1,203	$530
Joyce G. Norden	$815	$1,203	$530
Patricia L. Sawyer	$815	$1,203	$530
John W. Waechter	$888	$1,310	$578

Name of Trustee	Aggregate Compensation from Transamerica First Quadrant Global Macro	Aggregate Compensation from Transamerica Goldman Sachs Commodity Strategy	Aggregate Compensation from Transamerica Hansberger International Value
Sandra N. Bane	$209	$244	$552
Leo J. Hill	$259	$303	$683
David W. Jennings	$209	$244	$552
Russell A. Kimball, Jr.	$209	$244	$552
Eugene M. Mannella	$209	$244	$552
Norman R. Nielsen	$209	$244	$552
Joyce G. Norden	$209	$244	$552
Patricia L. Sawyer	$209	$244	$552
John W. Waechter	$228	$266	$601

Name of Trustee	Aggregate Compensation from Transamerica ICAP Select Equity(1)	Aggregate Compensation from Transamerica Jennison Growth	Aggregate Compensation from Transamerica JPMorgan Core Bond
Sandra N. Bane	-	$1,578	$1,092
Leo J. Hill	-	$1,954	$1,352
David W. Jennings	-	$1,578	$1,092
Russell A. Kimball, Jr.	-	$1,578	$1,092
Eugene M. Mannella	-	$1,578	$1,092
Norman R. Nielsen	-	$1,578	$1,092
Joyce G. Norden	-	$1,578	$1,092
Patricia L. Sawyer	-	$1,578	$1,092
John W. Waechter	-	$1,719	$1,189

Name of Trustee	Aggregate Compensation from Transamerica JPMorgan International Bond	Aggregate Compensation from Transamerica JPMorgan Long/Short Strategy	Aggregate Compensation from Transamerica JPMorgan Mid Cap Value
Sandra N. Bane	$1,295	$182	$306
Leo J. Hill	$1,603	$226	$378
David W. Jennings	$1,295	$182	$306
Russell A. Kimball, Jr.	$1,295	$182	$306
Eugene M. Mannella	$1,295	$182	$306
Norman R. Nielsen	$1,295	$182	$306
Joyce G. Norden	$1,295	$182	$306
Patricia L. Sawyer	$1,295	$182	$306
John W. Waechter	$1,410	$199	$333

Name of Trustee	Aggregate Compensation from Transamerica Logan Circle Emerging Markets Debt(1)	Aggregate Compensation from Transamerica Loomis Sayles Bond	Aggregate Compensation from Transamerica MFS International Equity
Sandra N. Bane	-	$1,166	$746
Leo J. Hill	-	$1,444	$924
David W. Jennings	-	$1,166	$746
Russell A. Kimball, Jr.	-	$1,166	$746
Eugene M. Mannella	-	$1,166	$746
Norman R. Nielsen	-	$1,166	$746
Joyce G. Norden	-	$1,166	$746
Patricia L. Sawyer	-	$1,166	$746
John W. Waechter	-	$1,270	$813

Name of Trustee	Aggregate Compensation from Transamerica Morgan Stanley Capital Growth	Aggregate Compensation from Transamerica Morgan Stanley Emerging Markets Debt	Aggregate Compensation from Morgan Stanley Transamerica Growth Opportunities
Sandra N. Bane	$231	$578	$518
Leo J. Hill	$286	$716	$642
David W. Jennings	$231	$578	$518
Russell A. Kimball, Jr.	$231	$578	$518
Eugene M. Mannella	$231	$578	$518
Norman R. Nielsen	$231	$578	$518
Joyce G. Norden	$231	$578	$518
Patricia L. Sawyer	$231	$578	$518
John W. Waechter	$252	$630	$564

Name of Trustee	Aggregate Compensation from Transamerica Morgan Stanley Small Company Growth	Aggregate Compensation from Transamerica Multi- Managed Balanced	Aggregate Compensation from Transamerica Multi- Manager Alternative Strategies Portfolio
Sandra N. Bane	$277	$654	$425
Leo J. Hill	$342	$809	$527
David W. Jennings	$277	$654	$425
Russell A. Kimball, Jr.	$277	$654	$425
Eugene M. Mannella	$277	$654	$425
Norman R. Nielsen	$277	$654	$425
Joyce G. Norden	$277	$654	$425
Patricia L. Sawyer	$277	$654	$425
John W. Waechter	$301	$712	$463

Name of Trustee	Aggregate Compensation from Transamerica Multi- Manager International Portfolio	Aggregate Compensation Transamerica Neuberger Berman International	Aggregate Compensation from Transamerica Oppenheimer Developing Markets
Sandra N. Bane	$539	$863	$884
Leo J. Hill	$667	$1,068	$1,095
David W. Jennings	$539	$863	$884
Russell A. Kimball, Jr.	$539	$863	$884
Eugene M. Mannella	$539	$863	$884
Norman R. Nielsen	$539	$863	$884
Joyce G. Norden	$539	$863	$884
Patricia L. Sawyer	$539	$863	$884
John W. Waechter	$587	$940	$963

Name of Trustee	Aggregate Compensation from Transamerica Oppenheimer Small- & Mid- Cap Value	Aggregate Compensation from Transamerica PIMCO Real Return TIPS	Aggregate Compensation from Transamerica PIMCO Total Return
Sandra N. Bane	$472	$1,687	$911
Leo J. Hill	$584	$2,089	$1,127
David W. Jennings	$472	$1,687	$911
Russell A. Kimball, Jr.	$472	$1,687	$911
Eugene M. Mannella	$472	$1,687	$911
Norman R. Nielsen	$472	$1,687	$911
Joyce G. Norden	$472	$1,687	$911
Patricia L. Sawyer	$472	$1,687	$911
John W. Waechter	$514	$1,838	$992

Name of Trustee	Aggregate Compensation from Transamerica Schroders International Small Cap	Aggregate Compensation from Transamerica Systematic Small/Mid Cap Value	Aggregate Compensation from Transamerica Tactical Income(2)
Sandra N. Bane	$938	$697	-
Leo J. Hill	$1,161	$863	-
David W. Jennings	$938	$697	-
Russell A. Kimball, Jr.	$938	$697	-
Eugene M. Mannella	$938	$697	-
Norman R. Nielsen	$938	$697	-
Joyce G. Norden	$938	$697	-
Patricia L. Sawyer	$938	$697	-
John W. Waechter	$1,021	$759	-

Name of Trustee	Aggregate Compensation from Transamerica Third Avenue Value	Aggregate Compensation from Transamerica Thornburg International Value	Aggregate Compensation from Transamerica TS&W International Equity(3)
Sandra N. Bane	$786	$1,063	-
Leo J. Hill	$973	$1,316	-
David W. Jennings	$786	$1,063	-
Russell A. Kimball, Jr.	$786	$1,063	-
Eugene M. Mannella	$786	$1,063	-
Norman R. Nielsen	$786	$1,063	-
Joyce G. Norden	$786	$1,063	-
Patricia L. Sawyer	$786	$1,063	-
John W. Waechter	$856	$1,157	-

Name of Trustee	Aggregate Compensation from Transamerica Water Island Arbitrage Strategy(4)	Aggregate Compensation from Transamerica WMC Diversified Equity	Aggregate Compensation from Transamerica WMC Emerging Markets
Sandra N. Bane	-	$1,259	$411
Leo J. Hill	-	$1,559	$509
David W. Jennings	-	$1,259	$411
Russell A. Kimball, Jr.	-	$1,259	$411
Eugene M. Mannella	-	$1,259	$411
Norman R. Nielsen	-	$1,259	$411
Joyce G. Norden	-	$1,259	$411
Patricia L. Sawyer	-	$1,259	$411
John W. Waechter	-	$1,372	$448

Name of Trustee	Aggregate Compensation from Transamerica WMC Quality Value(5)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustees from Fund Asset Management Group(6)
Sandra N. Bane	-	-	$168,000
Leo J. Hill	-	-	$208,000
David W. Jennings	-	-	$168,000
Russell A. Kimball, Jr.	-	-	$168,000
Eugene M. Mannella	-	-	$168,000
Norman R. Nielsen	-	-	$168,000
Joyce G. Norden	-	-	$168,000
Patricia L. Sawyer	-	-	$168,000
John W. Waechter	-	-	$183,000

(1)	Transamerica ICAP Select Equity and Transamerica Logan Circle Emerging Markets Debt commenced operations on August 31, 2011.
(2)	Transamerica Tactical Income and commenced operations on October 31, 2011.

(3)	Transamerica TS&W International Equity commenced operations on March 1, 2011 and, as such, there were no compensation amounts paid to the Independent Trustees as of October 31, 2010.
(4)	Transamerica Water Island Arbitrage Strategy commenced operations on May 1, 2011 and, as such, there were no compensation amounts paid to the Independent Trustees as of October 31, 2010.
(5)	Transamerica WMC Quality Value commenced operations on November 15, 2010 and, as such, there were no compensation amounts paid to the Independent Trustees as of October 31, 2010.
(6)

Of this aggregate compensation, the total amounts deferred from the funds of Transamerica Funds (including earnings and dividends) and accrued for the benefit of the participating Trustees for the fiscal year ended October 31, 2011 were as follows: Sandra N. Bane, $0; Leo J. Hill, $1,540; David W. Jennings, $0; Neal M. Jewell, $487; Russell A. Kimball, Jr., $4,827; Eugene M. Mannella, $0; Norman R. Nielsen, $0; Joyce G. Norden, $0; Patricia L. Sawyer, $12,004; and John W. Waechter, $0. [TO BE UPDATED]

As of October  31, 2011, the trustees and officers held in aggregate less than 1% of the outstanding shares of each of the series of the Trust.

SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES

The Board of Trustees of the Trust has adopted these procedures by which shareholders of the funds may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust (“Secretary”), as follows:

Board of Trustees Transamerica Funds c/o Secretary 570 Carillon Parkway St. Petersburg, Florida 33716

Each shareholder communication must: (i) be in writing and be signed by the shareholder; (ii) identify the underlying series of the Trust to which it relates; and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either: (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting; or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication: (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust; or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information). These procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend the Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.

DEALER REALLOWANCES

CLASS A, CLASS B, CLASS C, AND CLASS T SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 OR CLASS R SHARES).

Transamerica Funds sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. TCI keeps the sales charge, then “reallows” a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, TCI may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by TCI, including lodging and travel expenses, in accordance with the rules of the FINRA.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

Class A Share Dealer Reallowances

(all funds except Transamerica AEGON Flexible Income, Transamerica AEGON High Yield Bond, Transamerica AEGON Money Market, Transamerica AEGON Short-Term Bond, Transamerica Logan Circle Emerging Markets Debt and Transamerica Tactical Income)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $50 Thousand	4.75%
$50 Thousand to under $100 Thousand	4.00%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	2.25%
$500 Thousand to under $1 Million	1.75%

For purchases of $1 Million and above:
$1 Million to under $5 Million	1.00%*
$5 Million to under $50 Million	Plus 0.50%*
$50 Million and above	Plus 0.25%*

Class A Share Dealer Reallowances

(Transamerica AEGON Flexible Income, Transamerica AEGON High Yield Bond,

Transamerica Logan Circle Emerging Markets Debt and Transamerica Tactical Income)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $50 Thousand	4.00%
$50 Thousand to under $100 Thousand	3.25%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	1.75%
$500 Thousand to under $1 Million	1.00%
For purchases of $1 Million and above:
$1 Million to under $5 Million	0.50%*
$5 Million and above	Plus 0.25%*

Class A Share Dealer Reallowances

(Transamerica AEGON Short-Term Bond)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $250 Thousand	2.00%
$250 Thousand to under $5 Million	0.50%
$5 Million and Above	Plus 0.25%*

*

No Dealer Reallowance is paid on purchases made on behalf of wrap accounts for the benefit of certain broker-dealers, financial institutions, or financial planners, who have entered into arrangements with Transamerica Funds or TCI, and for purchases made by a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Code.

Class B Share Dealer Reallowances

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
All purchases	4.00%*

Class C Share Dealer Reallowances

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
All purchases	1.00%**(a)

Class T Share Dealer Reallowances

(Transamerica WMC Diversified Equity)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $10,000	7.00%
$10,000 to under $25,000	6.25%
$25,000 to under $50,000	5.50%
$50,000 to under $75,000	5.00%
$75,000 to under $100,000	4.25%
$100,000 to under $250,000	3.75%
$250,000 to under $500,000	2.50%
$500,000 to under $1,000,000	1.00%
$1,000,000 and over	1.00%

* From time to time, TCI may reallow to a dealer an amount less than 4% on sales of Class B shares. In such circumstances, TCI will benefit directly to the extent the reallowance percentage is reduced below 4% on any purchase of Class B shares.

** From time to time, TCI may enter into agreements with brokers and dealers whereby the dealer allowance may be less than the amount indicated. Such agreements would also provide that the applicable shares could be subject to a contingent deferred sales charge for a period less than the otherwise applicable period.

(a) All shares designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares were converted into Class C shares.

Effective July 15, 2010, Class B shares are no longer available to new investors.

DISTRIBUTION PLANS

CLASS A, CLASS B, CLASS C AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 AND CLASS T SHARES).

As stated in the prospectus, each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a “Plan” and collectively, the “Plans”), applicable to Class A, Class B, Class C and Class R shares of the fund, as applicable. This Plan is structured as a Compensation Plan. Class I shares, Class I2 shares and Class T shares are not subject to distribution and service fees.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of TCI that payments of distribution-related expenses by the funds under the Distribution Plans would provide incentives to TCI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund’s net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund’s investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans, for Class A shares, a fund may pay TCI annual distribution and service fees of up to 0.35% of the average daily net assets of a fund’s Class A shares. For Class B shares, a fund may pay TCI annual distribution and service fees of up to 1.00% of the average daily net assets of a fund’s Class B shares. For Class C shares, a fund may pay TCI annual distribution and service fees of up to 1.00% of the average daily net assets of a fund’s Class C shares. For Class R shares, a fund may pay TCI annual distribution and service fees of up to 0.50% of the average daily net assets of a fund’s Class R shares. Financial Intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers.

TCI may use the fees payable under the Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class R shares, or in personal service to and/or maintenance of these shareholder accounts. In the case of funds or classes of shares that are closed to new investors or investments, TCI also may use the fees payable under the Plan to make payments to brokers and other financial intermediaries for past sales and distribution efforts. For each class, these activities and expenses may include, but are not limited to:

•	Compensation to employees of TCI;

•	Compensation to and expenses of TCI and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

•

In the case of a fund or a class of shares that is closed to new investors or investments, payment for services to and for maintenance of existing shareholder accounts and compensation of broker-dealers or other intermediaries for past sales and distribution efforts;

•	The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

•	The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plan, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by TCI of the amounts expended in distributing and servicing Class A, Class B, Class C or Class R shares of the funds and the purpose for which such expenditures were made. For so long as the Plan is in effect, selection and nomination of the Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees of the fund that have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of the Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. The Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund’s Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

DISTRIBUTION FEES

CLASS A, CLASS B, CLASS C AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 AND CLASS T SHARES, WHICH DO NOT INCUR DISTRIBUTION FEES).

Total distribution expenses incurred by TCI for the costs of promotion and distribution with respect to Class A, B* and C shares for the fund for the fiscal year ended October 31, 2011 were as follows: [TO BE UPDATED]

Transamerica WMC Diversified Equity

	Class A	Class B*	Class C
Promotion and Distribution Expenses
Compensation to dealers	$	$	$
Compensation to sales personnel	$	$	$
Printing and postage	$	$	$
Promotional expenses	$	$	$
Travel	$	$	$
Office and other expenses	$	$	$
TOTALS	$	$	$

Effective July 15, 2010, Class B shares are no longer available to new investors.

NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price is Determined

The NAV of all funds is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally, New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Investors may purchase shares of the funds at the “offering price” of the shares, which is the NAV per share plus any applicable initial sales charge.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV as determined at the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the NSCC, orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds. For investments in separate accounts of insurance companies that invest in Class I shares of the funds, orders for Class I shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.

How NAV is Determined

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments are valued based on market value priced at the close of regular trading on the NYSE. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over the counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

DIVIDENDS AND OTHER DISTRIBUTIONS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS I2, CLASS R AND CLASS T SHARES.

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. The quarterly ex-dividend date for Transamerica Asset Allocation – Conservative Portfolio will be 3 business days following the ex-dividend date of the underlying Transamerica funds in which it invests. The December annual ex-dividend date for all other Asset Allocation funds will be 3 business days following the ex-dividend date of the underlying Transamerica funds in which they invest. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class R shares of a fund are anticipated to be lower than the per share income dividends on Class A, Class I, Class I2 and Class T shares of that fund as a result of higher distribution and service fees applicable to Class B, Class C, and Class R shares.

SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each fund’s prospectus.

PURCHASE OF SHARES

CLASS A, CLASS B, CLASS C, CLASS I, CLASS I2, CLASS R AND CLASS T SHARES.

As stated in the prospectuses, the funds currently offer investors a choice of seven classes of shares: Class A, Class B, Class C, Class I, Class I2, Class R and Class T shares. Not all Transamerica Funds offer all classes of shares. (All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, previously existing Class M shares were converted into Class C shares. On November 30, 2009, all shares previously designated as Class I shares were re-designated Class I2 shares.

Class A, Class B* or Class C shares of a fund can be purchased through TCI or through broker-dealers or other financial institutions that have sales agreements with TCI. Shares of each fund are sold at the NAV per share as determined at the close of the regular session of business on the NYSE next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

*

Shareholders who have purchased Class B shares of a fund before 4:00 p.m. on July 14, 2010 (the “Close Time”) may continue to hold those shares until they automatically convert to Class A shares as provided in the existing conversion schedule set forth in the prospectus.

Effective as of the Close Time, Class B shares of each fund will no longer be offered for purchase – including to Existing Class B shareholders – except in the following circumstances:

•

Existing Class B shareholders that have established 403(b) or SIMPLE IRA accounts directly with the Trust before the Close Time may make additional purchases of Class B shares of the funds in those accounts after the Close Time.

•

Existing Class B shareholders that have established automatic investment and/or payroll deduction accounts directly with the Trust before the Close Time may continue to make additional purchases of Class B shares of the funds pursuant to those programs after the Close Time.

•	Existing Class B shareholders may also continue to exchange their Class B shares for Class B shares of other funds, subject to the requirements described in the prospectus.

•	Existing Class B Shareholders may continue to add to their accounts through dividend and capital gains reinvestments.

Except in the circumstances set forth above, any purchase order for a fund’s Class B shares received after the Close Time will not be processed in Class B shares. All other features of Class B shares described in the prospectus and this SAI – including contingent deferred sales charges, Rule 12b-1 distribution and service fees, and conversion and redemption features – will remain unchanged and will continue in effect after the Close Time.

Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, qualified retirement plans, certain endowment plans and foundations and Directors, Trustees and employees of the Fund’s affiliates. The minimum investment for Class I shares will be $1,000,000 per fund account, but will be waived for certain investors, including fee-based programs, qualified retirement plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class I2 shares are currently primarily offered for investment in certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the funds are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts.

Class R shares are intended for purchase by participants in certain retirement plans as described in the prospectus.

Transamerica WMC Diversified Equity includes Class T shares, which are not available for new investors.

Shareholders whose investments are transferred from one class of shares of a Transamerica fund to another class of shares of the same Transamerica fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.

Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

Information on sales charge reductions and/or waivers can also be found on the Transamerica Funds’ website at www.transamericafunds.com.

[ARRANGEMENT WITH FIDELITY MANAGEMENT TRUST COMPANY.

The funds have entered into an arrangement (“Arrangement”) with Fidelity Management Trust Company (“FMTC”) pursuant to which the minimum initial and minimum subsequent investment requirements will be waived (to the extent applicable) with respect to transactions in an account in Transamerica WMC Diversified Equity maintained by FMTC on behalf of the Mohawk Industries 401(k) retirement plan. Net purchase and/or redemption orders forwarded on behalf of plan participants by FMTC with respect to the account pursuant to the Arrangement will not be considered to be market timing or disruptive trading for purposes of the funds’ compliance policies, and FMTC’s market timing and disruptive trading policies (and not those of the funds) will apply to transactions by plan participants. All purchase and redemption transactions must comply with FMTC’s market timing and disruptive trading policies. The Arrangement does not permit FMTC or any plan participant to engage in frequent purchase or redemption transactions; rather, it is an exemption from the funds’ market timing and disruptive trading policies solely to the extent that such policies could be deemed to apply to routine transactions in the account maintained by FMTC or to the extent FMTC’s market timing and disruptive trading policies are applied instead of the funds’ policies. Neither the funds, TAM, nor any other party to the Arrangement will receive any compensation or consideration with respect to the Arrangement.]

CLASS R SHARES.

As stated in the prospectus, Class R shares are currently offered for investment only by the following funds: Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio, each a series of Transamerica Funds.

Class R shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

Class R shares are available only to eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

RETIREMENT PLANS

CLASS A, CLASS B, CLASS C, CLASS I AND CLASS T ONLY (NOT APPLICABLE TO CLASS I2 AND CLASS R SHARES).

Transamerica Funds offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. State Street Bank and Trust Company, Kansas City, Missouri

(“State Street”), acts as the custodian or trustee under these plans for which it charges an annual fee of $15.00 on each such fund account with a maximum of $30.00 per tax identification number. However, if your combined retirement plan and ESA account(s)’ balance per taxpayer identification number is more than $50,000, there is no fee. To receive additional information or forms on these plans, please call your financial adviser or Transamerica Funds Customer Service at 1-888-233-4339 or write to Transamerica Fund Services, Inc. at P.O. Box 219945, Kansas City, Missouri 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof. Please note: each plan type may not be available in each share class.

REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption. Class B shares and Class C shares and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. Class I and Class I2 shares are not subject to the contingent deferred sales charge.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Funds has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (“CDSC”) is waived on redemptions of Class B and Class C (and Class A and T, when applicable) in the circumstances described below.

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund’s Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan (“SWP”) with respect to the shareholder’s investment in a fund. Under the SWP, a dollar amount of a participating shareholder’s investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder’s instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

On redemptions made under Transamerica Funds’ systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established).

(c) Certain Retirement Plan Withdrawals

CDSC is also waived for accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not apply to transfer of asset redemptions, broker directed accounts or omnibus accounts.)

(d) Investors Who Previously Held Class C2 Shares

As described in the prospectus, upon the close of business on June 15, 2004, Class C2 shares were converted into Class C shares. With regard to the Class C2 shares that converted into Class C shares (or on future investments in Class C shares made through such accounts), accountholders will not pay any CDSC otherwise payable on Class C shares. Upon the close of business on September 24, 2004, Class M shares were converted into Class C shares; for accountholders who also own Class C shares which converted from Class C2 shares, their Class C shares that converted from Class M shares will not be subject to a CDSC and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

(e) Purchases through Merrill Lynch, Pierce, Fenner & Smith Incorporated

Currently, investors who purchase Class C shares of a fund established prior to March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the funds.

Exchanges of Class C shares into a Transamerica Fund established on or after March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated that previously were not subject to a CDSC will continue to not be subject to such fee. This CDSC waiver may be terminated at any time. New and/or subsequent purchases into Transamerica Funds established on or after March 1, 2006 will be subject to a 1.00% CDSC if shares are redeemed within 12 months of purchase.

SHARE CONVERSION

If you hold Class A, C, I2 or T shares and are eligible for purchase of Class I shares (as described in the prospectus), you may be eligible to convert your Class A, C, I2 or T shares to Class I shares of the same fund, subject to the discretion of TFS to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion instructions.

A conversion between share classes of the same fund is a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

TAXES

Each fund has qualified (or expects to qualify in its first year), and expects to continue to qualify, for treatment as a regulated investment company (a “RIC”) under the Code. In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least the sum of 90% of its investment company taxable income, computed without regard to the dividends-paid deduction, and 90% of its net exempt-interest income, if any (the “Distribution Requirement”). Each fund must also meet several other requirements. These requirements include the following: (1) a fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities (limited in respect of any one issuer of such other securities to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer); and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in securities (other than securities of other RICs) of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or in securities of one or more qualified publicly traded partnerships.

If a fund qualifies as a RIC and timely distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. A fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed those liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

For U.S. federal income tax purposes, a fund is generally permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 to offset its capital gains, if any, for up to eight years following the year of the loss. A fund is permitted to carry forward a net capital loss from any taxable year that began after December 22, 2010, to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the fund and may not be distributed as such to shareholders. Generally, the funds may not carry forward any losses other than net capital losses. Under certain circumstances, a fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Assuming a fund has sufficient earnings and profits, its shareholders generally are required to include distributions from the fund (whether paid in cash or reinvested in additional shares) either as ordinary income, to the extent the distributions are attributable to the fund’s investment income (except for qualified dividend income as discussed below), net short-term capital gain and certain net realized foreign exchange gains, or as capital gains, to the extent of the fund’s net capital gain (i.e., the fund’s net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a RIC or fails to meet the Distribution Requirement, the fund will be subject to U.S. federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund’s available earnings and profits. Under certain circumstances, a fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so, the fund may incur significant fund-level taxes and may be forced to dispose of certain assets.

Distributions by a fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) each shareholder’s tax basis in its shares, and any distributions in excess of that basis will be treated as gain from the sale of shares, as discussed below.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income (for that calendar year) and capital gain net income (for the one-year period generally ending on October 31 of that year), increased or decreased by certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December, payable to shareholders of record during such a month, and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain other distributions made after the close of a taxable year of a fund may be “spilled back” and treated for certain purposes as paid by the relevant fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

U.S. federal income tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain dividends on corporate stock. These rates do not apply to corporate taxpayers. Under current law, the rates will not apply to any taxpayers in taxable years beginning after December 31, 2012. The following are guidelines for how certain distributions by the funds to noncorporate taxpayers are generally treated for U.S. federal income tax purposes in taxable years beginning on or before December 31, 2012:

•           Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of 15% (0% for individuals in the 10% and 15% federal tax brackets).

•           Distributions reported by a fund as “qualified dividend income,” as described below, may also be taxed at a maximum rate of 15% (0% for individuals in the 10% and 15% federal tax brackets).

•           Other distributions, including distributions of earnings from, in general, dividends paid to the fund that are not themselves qualified dividend income to the fund, interest income, other types of ordinary income and short-term capital gains, will be taxed at the ordinary income tax rate applicable to the taxpayer.

Qualified dividend income generally means dividend income received from a fund’s investments in common and preferred stock of U.S. companies and stock of certain “qualified foreign corporations,” provided that certain holding period and other requirements are met by both the fund and the shareholder receiving a distribution of the dividend income. If 95% or more of a fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose.

A dividend that is attributable to qualified dividend income of a fund and that is paid by the fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became “ex-dividend” with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Certain dividends received by a fund from U.S. corporations (generally, dividends received by the fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately reported by the fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Any fund distribution will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution that is not declared daily may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The U.S. federal income tax status of all distributions will be reported to shareholders annually.

For taxable years beginning after December 31, 2012, a 3.8% Medicare contribution tax will generally apply to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax will also apply to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains will generally be taken into account in computing a shareholder’s net investment income.

If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund’s gross income not as of the date received, but as of the later of (a) the date such stock became ex-dividend with respect to such dividends or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Redemptions, sales and exchanges generally are taxable events for shareholders that are subject to tax. Redemptions, sales or exchanges of shares of Transamerica AEGON Money Market will not result in taxable gain or loss if that fund maintains a constant net asset value per share. In general, if shares of a fund other than Transamerica AEGON Money Market are redeemed, sold or exchanged, the shareholder will recognize a capital gain or loss equal to the difference between the proceeds of the redemption or sale or the value of the shares exchanged and the shareholder’s adjusted basis in the shares redeemed, sold or exchanged. This capital gain or loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the redemption, sale or exchange of shares if the disposed of shares are replaced (including replacement by shares acquired pursuant to a dividend reinvestment plan) within a 61-day period beginning 30 days before and ending 30 days after the date of the redemption, sale or exchange of such shares. Should the replacement of such shares fall within this 61-day period, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of RICs are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

An Asset Allocation Fund will not be able to offset gains distributed by any underlying fund in which it invests against losses incurred by another underlying fund in which it invests because the underlying funds cannot distribute losses. An Asset Allocation Fund’s redemptions of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could cause the Asset Allocation Fund to recognize taxable gain or loss. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Asset Allocation Fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred. Short-term capital gains earned by an underlying fund will be treated as ordinary dividends when distributed to an Asset Allocation Fund and therefore may not be offset by any short-term capital losses incurred by that Asset Allocation Fund. Thus, an Asset Allocation Fund’s short-term capital losses may offset its long-term capital gains, which might otherwise be eligible for the reduced U.S. federal income tax rates for individuals, discussed above. As a result of these factors, the use of the fund-of-funds structure by the Asset Allocation Funds could adversely affect the amount, timing and character of distributions to their shareholders.

The funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to their investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of a fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, the fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for that taxable year. If at least 50% of a fund’s total assets at the close of each quarter of a taxable year consist of cash, cash items and interests in other RICs, the fund may make the same election and pass through to its shareholders their pro rata shares of qualified foreign taxes paid by those other RICs and passed through to the fund for that taxable year. If the fund so elects, shareholders would be required to include the passed-through taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and as described below may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.

Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If a fund qualifies to make, and makes, the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs for that taxable year in computing their income subject to U.S. federal income taxation or, alternatively, claim them as credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for U.S. federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs, although such shareholders will be required to include their shares of such taxes in gross income if the fund makes the election described above. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the fund that is deemed, under the Code, to be U.S.-source income in the hands of the fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a fund or other RICs in which the fund invests. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a fund does make the election, it will provide required tax information to shareholders. The funds generally may deduct any foreign taxes that are not passed through to their shareholders in computing their income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Passive Foreign Investment Companies – Certain funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is derived from passive investments; or (2) at least 50% of its assets (generally computed based on average fair market value) held during the taxable year produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on gain from the disposition of PFIC shares and on certain distributions from a PFIC (collectively, “excess distributions”), plus interest thereon, even if the fund distributes the excess distributions as a taxable dividend to its shareholders. If a fund invests in a PFIC and elects in the first year in which it holds such investment (or if it elects subsequently and makes certain other elections) to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. In order to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

A fund may, in the alternative, elect to mark to market its PFIC stock at the end of each taxable year, with the result that unrealized gains are treated as though they were realized as of such date. Any such gains will be ordinary income rather than capital gain. In order for a fund making this election to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. If the mark-to-market election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could still incur nondeductible interest charges if it makes the mark-to-market election in a year after the first taxable year in which it acquired the PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements — Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In order to distribute any such gains, satisfy the distribution requirements applicable to RICs and avoid taxation, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

Generally, the hedging transactions undertaken by a fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund, which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not accept such treatment. If it did not, the status of a fund as a RIC might be affected.

The requirements applicable to a fund’s qualification as a RIC may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to qualified dividend income to instead be taxed at the rate of tax applicable to ordinary income.

Original Issue Discount — If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including any such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a fund.

Constructive Sales — The constructive sale rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund will be treated as if it had sold and immediately repurchased the property and will be taxed on any gain (but not loss) from the constructive sale. The character of any gain from a constructive sale will depend upon the fund’s holding period in the property. Any loss from a constructive sale will be recognized when the property is subsequently disposed of, and the character of such loss will depend on the fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Currency Transactions — Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or expenses denominated in a foreign currency (or determined by reference to the value of one or more foreign currencies) and the time that a fund actually receives or makes payment of such income or expenses, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition generally are also treated as ordinary gain or loss. Some of the funds have elected, or may elect, to treat this foreign currency income as capital gain or capital loss.

Backup Withholding – Each fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares (except for proceeds of redemptions of shares in Transamerica AEGON Money Market), paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify that the Social Security Number or other Taxpayer Identification Number they provide is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Taxation of Non-U.S. Shareholders. Dividends from net investment income that are paid to a shareholder who, as to the United States, is a nonresident alien individual, a foreign corporation or a foreign estate or foreign trust (each, a “foreign shareholder”) may be subject to a withholding tax at a rate of 30% or any lower applicable tax rate established in a treaty between the United States and the shareholder’s country of residence. For fund taxable years beginning before January 1, 2012, dividends that are derived from “qualified net interest income” and dividends that are derived from “qualified short-term gain” may be exempt from the 30% withholding tax, provided that the distributing fund chooses to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Qualified net interest income is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. Qualified short-term gain generally means the excess of the net short-term capital gain of the fund for the taxable year over its net long-term capital loss, if any. The withholding rules described in this paragraph do not apply to a dividend paid to a foreign shareholder if the dividend income is “effectively connected with the shareholder’s conduct of a trade or business within the United States” and the shareholder provides appropriate tax forms and documentation. Backup withholding (described above) will not be imposed on foreign shareholders who are subject to the 30% withholding tax.

Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax will apply to fund distributions and redemptions payable to such entities after December 31, 2012.

The treatment of dividends and other distributions by a fund to shareholders under the various state income tax laws may not parallel that under U.S. federal income tax law. Qualification as a RIC does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including any federal, state, local or foreign tax liabilities.

PRINCIPAL SHAREHOLDERS

As of [DATE], the Trustees and officers as a group owned less than 1% of any class of the fund’s outstanding shares. To the knowledge of management, as of that date, no shareholders owned beneficially or of record 5% or more of the outstanding shares of a class of the fund, except as follows:

Name & Address	Portfolio Name	Class	Pct

MISCELLANEOUS

ORGANIZATION

Each fund is a series of Transamerica Funds, a Delaware statutory trust that currently is governed by an Amended and Restated Declaration of Trust (“Declaration of Trust”) dated November 1, 2007. The Trust, which was organized in 2005, is the successor to a Massachusetts business trust named Transamerica IDEX Mutual Funds. Prior to 2004, that Massachusetts business trust was known as IDEX Mutual Funds, and prior to 1999, as IDEX Series Fund. On January 8, 2008, the Board of Trustees of the Trust, unanimously approved the name change of Transamerica IDEX Mutual Funds to Transamerica Funds, effective March 1, 2008.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica Funds to issue an unlimited number of shares of beneficial interest. Shares of Transamerica Funds are fully paid and nonassessable when issued. Shares of Transamerica Funds have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica Funds are fully transferable but Transamerica Funds is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest are divided into seven classes: Class A, Class B, Class C, Class I, Class I2, Class R and Class T. Not all Transamerica Funds offer all classes of shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; the classes are subject to differing sales charges as described in the prospectus; Class A, Class B, Class C and Class R shares are subject to ongoing distribution and service fees and Class I, Class I2 and Class T shares have no annual distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege.

Effective as of July 15, 2010, Class B shares are longer offered for purchase, including to existing Class B shareholders, except in the limited circumstances as described above.

Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.

All shares designated as Class C shares prior to March 1, 2004 were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004 were renamed as Class C shares with different fees and expenses than the previous Class L shares. All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares were converted into Class C shares. On November 30, 2009, all shares previously designated as Class I shares were redesignated as Class I2 shares.

Transamerica Funds does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of Transamerica Funds or until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his successor, if any, is elected, qualified and serving as a Trustee hereunder. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, and on any other matters on which a shareholder vote is required by the 1940 Act or at the request of the Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst and Young LLP, located at 200 Clarendon Street, Boston, MA 02116, serves as independent registered public accounting firm for Transamerica Funds.

CODES OF ETHICS

Transamerica Funds, TAM, each sub-adviser and TCI each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica Funds, TAM, a sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica Funds’ Proxy Voting Policies and Procedures below, Transamerica Funds uses the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by Transamerica Funds. The proxy voting policies and procedures of TAM and each sub-adviser are attached or summarized in Appendix A.

Transamerica Funds files Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The form is available without charge: (1) from Transamerica Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

I.	Statement of Principle

The funds seek to assure that proxies received by the funds are voted in the best interests of the funds’ stockholders and have accordingly adopted these procedures.

II.	Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each fund delegates the authority to vote proxies related to portfolio securities to TAM (the “Adviser”), as investment adviser to each fund, which in turn delegates proxy voting authority for most portfolios of the fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees (“Board”) of each fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the fund. These policies and procedures are herein.

III.	Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the funds and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the funds or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to the legal department for inclusion in applicable SEC filings.

IV.	Securities on Loan

The Board of the funds have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised: November 13, 2009

FINANCIAL STATEMENTS

Financial statements and financial highlights for the fund are incorporated herein by reference from the Transamerica Funds Annual Report for the fiscal year ended October 31, 2011. The Annual Report was filed with the SEC on                      (Accession No.            ), and is available without charge upon request by calling Customer Service at (888) 233-4339.

APPENDIX A

Transamerica Asset Management, Inc.

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

I.	Purpose

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients. The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

II.	TAM’s Advisory Activities

TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc., Transamerica Partners Portfolios, Transamerica Asset Allocation Variable Funds, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II and Transamerica Series Trust (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”). TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.	Summary of the TAM Proxy Policy

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.	Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V. Administration, Review and Submission to Board of Sub-Adviser Proxy Policies

A.	Appointment of Proxy Administrator

TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

B.	Initial Review

1. The Proxy Administrator will collect from each Sub-Adviser:

a) its Sub-Adviser Proxy Policy;

b) a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

c) a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

2. The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board. In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

a) whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

b) whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

c) whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

3. The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

4. TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

5. TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

C.	Subsequent Review

TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy. TAM will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

D.	Record of Proxy Votes Exercised by Sub-Adviser

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI.	TAM Exercise of Proxy Voting Authority

A.	Use of Independent Third Party

If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

B.	Conflict with View of Independent Third Party

If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

C.	Asset Allocation Portfolios

For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII.	Conflicts of Interest Between TAM or Its Affiliates and the Funds

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII.	Recordkeeping
A.	Records Generally Maintained

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

1.	the TAM Proxy Voting Policy; and
2.	records of Fund client requests for TAM proxy voting information.

B.	Records for TAM Exercise of Proxy Voting Authority

In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

1. proxy statements received regarding matters it has voted on behalf of Fund clients;

2. records of votes cast by TAM; and

3. copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

C.	Records Pertaining to Sub-Adviser Proxy Policies

The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

1.	each Sub-Adviser Proxy Policy; and
2.	the materials delineated in Article V above.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

D.	Time Periods for Record Retention

All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX.	Provision of TAM Proxy Policy to Fund Clients
The	Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Last Revised: November 13, 2009

Wellington Management Company, LLP

Introduction Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines		Composition and Role of the Board of Directors

☐	Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

☐	Classify Board of Directors:	Against
We will also vote in favor of shareholder proposals seeking to declassify boards.

☐	Adopt Director Tenure/Retirement Age (SP):	Against

☐	Adopt Director & Officer Indemnification:	For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

☐	Allow Special Interest Representation to Board (SP):	Against
☐	Require Board Independence:	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

☐	Require Key Board Committees to be Independent.	For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

☐	Require a Separation of Chair and CEO or Require a Lead Director:	For

☐	Approve Directors’ Fees:	For

☐	Approve Bonuses for Retiring Directors:	Case-by-Case

☐	Elect Supervisory Board/Corporate Assembly:	For

☐	Elect/Establish Board Committee:	For

☐	Adopt Shareholder Access/Majority Vote on Election of Directors (SP):	Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation
☐	Adopt/Amend Stock Option Plans:	Case-by-Case

☐	Adopt/Amend Employee Stock Purchase Plans:	For

☐	Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

☐	Approve Remuneration Policy:	Case-by-Case

☐	To approve compensation packages for named executive Officers:	Case-by-Case

☐	To determine whether the compensation vote will occur every 1, 2 or 3 years:	Case-by-Case
Every 3 years, unless specific compensation concerns exist that would warrant an annual advisory vote

☐	Exchange Underwater Options:	Case-by-Case
We may support value-neutral exchanges in which senior management is ineligible to participate.

☐	Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

☐	To approve golden parachute arrangements in connection with certain corporate transactions:	Case-by-Case

☐	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP):	Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

☐	Expense Future Stock Options (SP):	For

☐	Shareholder Approval of All Stock Option Plans (SP):	For

☐	Disclose All Executive Compensation (SP):	For

Reporting of Results

☐	Approve Financial Statements:	For

	☐ Set Dividends and Allocate Profits:	For

☐	Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

☐	Ratify Selection of Auditors and Set Their Fees:	Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

☐	Elect Statutory Auditors:	Case-by-Case

☐	ShareholderApproval of Auditors (SP):	For

Shareholder Voting Rights

☐	AdoptCumulative Voting (SP):	Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

☐	Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

–	We generally support plans that include:
–	Shareholder approval requirement
–	Sunset provision

–        Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

☐	Authorize Blank Check Preferred Stock:	Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti- takeover purposes.

☐	Eliminate Right to Call a Special Meeting:	Against

☐	Increase Supermajority Vote Requirement:	Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

☐	Adopt Anti-Greenmail Provision:	For

☐	Adopt Confidential Voting (SP):	Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

☐	Remove Right to Act by Written Consent:	Against

Capital Structure

☐	Increase Authorized Common Stock:	Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

☐	Approve Merger or Acquisition:	Case-by-Case

☐	Approve Technical Amendments to Charter:	Case-by-Case
☐	Opt Out of State Takeover Statutes:	For

☐	Authorize Share Repurchase:	For

☐	Authorize Trade in Company Stock:	For

☐	Approve Stock Splits:	Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

☐	Approve Recapitalization/Restructuring:	Case-by-Case

☐	Issue Stock with or without Preemptive Rights:	Case-by-Case

☐	Issue Debt Instruments:	Case-by-Case

Social Issues

☐	Endorse the Ceres Principles (SP):	Case-by-Case

☐	Disclose Political and PAC Gifts (SP):	Case-by-Case

We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

☐	Require Adoption of International Labor Organization’s Fair Labor Principles (SP):	Case-by-Case

☐	Report on Sustainability (SP):	Case-by-Case

Miscellaneous

☐	Approve Other Business:	Against

☐	Approve Reincorporation:	Case-by-Case

☐	Approve Third-Party Transactions:	Case-by-Case

Dated: December 14, 2010

APPENDIX B

PORTFOLIO MANAGERS

Transamerica WMC Diversified Equity [TO BE UPDATED]

(as of October 31, 2011)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Paul E. Marrkand	_	$	_	$	_	$

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Paul E. Marrkand	_	$	_	$_	_	$_

Conflict of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The funds’ managers listed in the prospectuses who are primarily responsible for the day-to-day management of the funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the funds. The Investment Professionals make investment decisions for each account, including the relevant fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant fund, or make investment decisions that are similar to those made for the relevant fund, both of which have the potential to adversely impact the relevant fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the funds. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Wellington Management receives a fee based on the assets under management of each fund as set forth in the Investment Sub-advisory Agreement between Wellington Management and TAM on behalf of each fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended October 31, 2011.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salary for Mr. Baker is determined by his experience and performance in his role as an Investment Professional. Base salaries for Wellington

B-1

Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant fund is linked to the gross pre-tax performance of the fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Bousa and Marrkand and Ms. Trojan are partners of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Transamerica WMC Diversified Equity	Russell 1000® Growth Index

Ownership of Securities

As of October 31, 2011, the portfolio manager did not beneficially own any equity securities in the fund.

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APPENDIX C

MORE ON STRATEGIES AND RISKS

ACTIVE TRADING

Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

ASSET ALLOCATION FUNDS

The sub-adviser allocates fund assets among underlying funds. These allocations may not be successful.

ASSET-BACKED SECURITIES

Some funds may purchase asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-related securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.

ASSET-BASED SECURITIES-NATURAL RESOURCES

Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation.

If an asset-based security is backed by a bank letter of credit or other similar facility, the fund sub-adviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no fund presently intends to invest directly in natural resource assets, a fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, prices of precious metals and of precious metals related securities historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Certain funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

BANK OBLIGATIONS

If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

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CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

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LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

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DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond’s term; and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

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DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond’s rating. This is virtually certain to cause the bond to drop in price.

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LOW QUALITY. High-yield/high-risk securities (commonly known as “junk bonds”) have greater credit risk; are more sensitive to interest rate movements; are considered more speculative; have a greater vulnerability to economic changes, subject to greater price volatility; and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

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LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, or if the bond is a type of investment that falls out of favor with investors, the market demand for it may “dry up.” In that case, the bond may be hard to sell or “liquidate” (convert to cash).

COMMODITIES

To the extent a fund invests in instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in physical commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The fund’s investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds.

COMMON STOCKS

Stocks may be volatile – their prices may go up and down dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund’s investments will go up and down.

CONVERTIBLE SECURITIES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company’s common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund’s prospectus or SAI, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry other than U.S. Government securities and its agencies (although the asset allocation funds may invest in underlying funds that may concentrate their investments in a particular industry). In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

CPIU MEASUREMENT

The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

CREDIT

If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay, otherwise defaults, becomes insolvent or files for bankruptcy or is perceived to be less creditworthy, or a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. The fund may incur expenses to protect the fund’s interest in securities experiencing these events. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. The fund is subject to greater levels of credit risk to the extent it invests in junk bonds. These securities have a higher risk of issuer default, are considered speculative and may involve significant risk of exposure to adverse conditions. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks. The fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. A default or even a perceived decline in creditworthiness of the issuer will have a greater impact on subordinated securities. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

CURRENCY

When a fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls and speculation.

CURRENCY HEDGING

A fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended; and a fund may be worse off than if it had not used a hedging instrument.

DEFENSIVE INVESTING

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

DERIVATIVES

Derivatives involve special risks and costs and may result in losses to the fund. Using derivatives can have a leveraging effect which may increase investment losses and may increase fund volatility. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund, especially in abnormal market conditions. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Derivatives also tend to involve greater liquidity risk. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the fund. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

When the fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations. Such segregation will not limit the fund’s exposure to loss, however, and the fund will have investment risk with respect to both the derivative itself and the assets that have been segregated to cover the fund’s derivative exposure. If the segregated assets represent a large portion of the fund’s portfolio, this may impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may not make use of derivatives for a variety of reasons.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

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MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemptions or for other cash needs, the fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

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LEVERAGE RISK. When the fund engages in transactions that have a leveraging effect on the fund’s portfolio, the value of the fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. The fund may take on leveraging risk by, among other things, engaging in derivative, when-issued, delayed-delivery, forward commitment or forward roll transactions or reverse repurchase agreements. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

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LACK OF AVAILABILITY. Suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

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MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund’s interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, the can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mis-pricing or improper valuation of derivatives and the lack of correlation with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund’s use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the fund had not used such instruments.

DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

DIVERSIFICATION

The 1940 Act classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund’s assets over a number of issuers to reduce risk. A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a fund can invest more than 5% of its assets in one issuer. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and only the assets and revenues of such entity back the security, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if only the assets and revenues of the nongovernmental user back that bond, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Under the 1940 Act, the fund cannot change its classification from diversified to non-diversified without shareholder approval. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds, except Transamerica AQR Managed Futures Strategy, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Goldman Sachs Commodity Strategy, Transamerica JPMorgan International Bond, Transamerica Logan Circle Emerging Markets Debt, Transamerica Morgan Stanley Emerging Markets Debt, Transamerica PIMCO Real Return TIPS and Transamerica Third Avenue Value, are diversified funds under the 1940 Act (although the asset allocation funds qualify as diversified funds under the 1940 Act, certain of the underlying funds in which they invest do not).

Transamerica AQR Managed Futures Strategy, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Goldman Sachs Commodity Strategy, Transamerica JPMorgan International Bond, Transamerica Logan Circle Emerging Markets Debt, Transamerica Morgan Stanley Emerging Markets Debt, Transamerica PIMCO Real Return TIPS, and Transamerica Third Avenue Value each reserve the right to become a diversified fund (as defined by the 1940 Act).

EMERGING MARKETS

Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

EQUITY SECURITIES

Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

EXCHANGE-TRADED FUNDS (“ETFS”)

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EXCHANGE TRADED NOTES (“ETNS”)

Certain funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

FIXED-INCOME INSTRUMENTS

Some funds invest in “Fixed-Income Instruments,” which include, among others:

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securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, including issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise (“U.S. government securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value
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interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

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prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

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extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

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default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. The fund may incur expenses to protect the fund’s interest in securities experiencing these events. If the fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, the fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if an issuer of such a security has difficulty meeting its obligations, the fund may become the holder of a restructured security or of underlying assets. In that case, the fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Some funds also may invest in derivatives based on fixed-income instruments.

FOCUSED INVESTING

To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

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CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency’s value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country’s overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADRs or ADSs. The fund may incur costs when it converts other currencies into dollars, and vice-versa.

•	CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund’s investments in foreign currency-denominated securities may reduce the returns of the fund.

•	DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

•	LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

•	LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

•	MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

•	LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

•	SETTLEMENT DELAYS. “Settlement” is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

•	HIGHER CUSTODIAL CHARGES. Fees charged by the fund’s custodian for holding shares are higher for foreign securities than those of domestic securities.

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VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

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POLITICAL OR FINANCIAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

•	DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open, and asset values can change before a transaction occurs.

•

CURRENCY HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund’s currency exposure from one currency to another removes the fund’s opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser’s projection of future exchange rates is inaccurate.

•

EMERGING MARKETS RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid, more difficult to value and more volatile than investments in developed countries. In addition, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund’s securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund’s limitations on investing in illiquid securities. If a fund’s manager makes the incorrect prediction, the opportunity for loss can be magnified.

GEOGRAPHIC

To the extent the fund invests a significant portion of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund will be more susceptible to negative events affecting those countries or that region and could be more volatile than the performance of a more geographically diverse fund. Geographic risk is especially high in emerging markets.

GROWTH STOCKS

Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

HIGH-YIELD DEBT SECURITIES

High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, derivatives, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

ILLIQUID AND RESTRICTED/144A SECURITIES

Certain funds may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the “1933 Act”). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a fund could, however, adversely affect the marketability of such security and the fund might be unable to dispose of such security promptly or at reasonable prices.

INCREASE IN EXPENSES

Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

INFLATION

A fund is subject to the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the value of the fund’s assets can decline, as can the value of the fund’s distributions. This risk is more pronounced for funds that invest a substantial portion of their assets in fixed-income securities with longer maturities.

INTEREST RATES

Fixed-income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a fixed-income security tends to fall when interest rates rise and can rise when interest rates fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by the fund, and the fund’s yield, may decline.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly sensitive to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such funds’ shares may fluctuate more than shares of a fund investing in a broader range of industries.

INVESTING AGGRESSIVELY

The value of developing company stocks may be volatile and can drop significantly in a short period of time. Rights, options and futures contracts may not be exercised and may expire worthless. Warrants and rights may be less liquid than stocks. Use of futures and other derivatives may make the fund more volatile.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds’ Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds’ SAI.

IPOs

Initial public offerings (“IPOs”) are subject to specific risks which include, among others:

¡	high volatility;
¡	no track record for consideration;
¡	securities may be illiquid; and
¡	earnings are less predictable.

INVESTMENT STYLE

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

LEVERAGING

The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

LIQUIDITY

Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

LOANS

Certain funds may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

MARKET

The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. The fund may experience a substantial or complete loss on any individual security. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken various steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

MARKET AND SELECTION

Market risk is the risk that one or more markets in which the fund invests may go down in value. Selection risk is the risk that the securities selected by fund management may underperform the market or other securities selected by other funds. This means you lose money.

MASTER LIMITED PARTNERSHIPS

Holders of MLP units have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund’s assets.

MID-CAP SECURITIES

The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to the fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. The fund’s investments in mortgage-related securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

NATURAL RESOURCE-RELATED SECURITIES

Because the fund concentrates its investments in natural resource-related securities, the fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the fund is more vulnerable to the Price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the fund invests primarily in companies with natural resource assets, there is the risk that the fund will perform poorly during a downturn in natural resource prices.

NON-DIVERSIFICATION

The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

OTHER INVESTMENT COMPANIES

To the extent that a fund, including an asset allocation fund, invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies’ expenses and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

PORTFOLIO SELECTION

The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager’s ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income when distributed to shareholders.

PRECIOUS METALS RELATED SECURITIES

Prices of precious metals and of precious metals related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

PREFERRED STOCKS

Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

PREPAYMENT OR CALL

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

¡	declining real estate value
¡	risks relating to general and local economic conditions
¡	over-building
¡	increased competition for assets in local and regional markets
¡	increases in property taxes
¡	increases in operating expenses or interest rates
¡	change in neighborhood value or the appeal of properties to tenants
¡	insufficient levels of occupancy
¡	inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

REDEMPTION—MONEY MARKET FUNDS

The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price.

REPURCHASE AGREEMENTS

If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

SHORT SALES

A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

RISK YIELD FLUCTUATION—MONEY MARKET FUNDS

The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates; and when interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income.

RULE 144A SECURITIES

Rule 144A permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A securities may be deemed illiquid, and the fund might be unable to dispose of such securities promptly or at reasonable prices.

SECTOR

Sector risk is the risk that the fund concentration in the securities of companies in a specific market sector or industry will cause the fund to be more exposed to the price movements of companies in and developments affecting that sector or industry than a more broadly diversified fund. Because the fund invests primarily in one sector, there is the risk that the fund will perform poorly during a downturn in that sector.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

SHORT SALES

A short sale may be effected by selling a security that the fund does not own. In order to deliver the security to the purchaser, the fund borrows the security, typically from a broker-dealer or an institutional investor. The fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund’s use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the fund held only long positions. The fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing.

A short sale may also be effected “against the box” if, at all times when the short position is open, the fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that the fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, the fund would forego the potential realization of the increased value of the shares sold short.

SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

SMALL, UNSEASONED COMPANIES

Small, unseasoned companies are described as companies that have been in operation less than three years, including the operations of any predecessors. These securities might have limited liquidity and their prices may be very volatile.

SMALLER COMPANIES

Small companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups.

SOVEREIGN DEBT

Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or it may ask for forgiveness of interest or principal on its existing debt. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There may be no established legal process for a U.S. bondholder (such as the fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

SPECIAL SITUATIONS

Certain funds may invest in “special situations” from time to time. Special situations arise when, in the opinion of a fund manager, a company’s securities may be undervalued, then potentially increase considerably in price, due to:

¡	a new product or process;
¡	a management change;
¡	a technological breakthrough;
¡	an extraordinary corporate event; or
¡	a temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund’s investment in a situation.

STOCKS

Stocks may be volatile—their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

STRUCTURED INSTRUMENTS

Some funds may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate rest features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued.

SUBORDINATION RISK

Some funds may invest in securities, such as certain structured securities or high-yield debt securities, which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

SWAPS AND SWAP-RELATED PRODUCTS

A fund’s sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its fund. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

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COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

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INTEREST RATE SWAPS. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

TAX

In order to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding, among other things, the source of its income. Any income the fund derives from investments in certain hard asset ETFs, such as certain commodity ETFs, must be limited to a maximum of 10% of the fund’s gross income. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If the fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the fund would be subject to the risks of diminished returns.

UNDERLYING FUNDS

An asset allocation fund’s ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the asset allocation fund bears. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, each asset allocation fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks described herein. In addition, an asset allocation fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by an asset allocation fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. An asset allocation fund’s investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the asset allocation fund or an underlying fund.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agency.

VALUATION

The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

VALUE INVESTING

The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., the risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

YIELD FLUCTUATION—MONEY MARKET FUNDS

The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates; and when interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 28	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	Investment Advisory Agreements

(d)(1)	Transamerica AEGON Flexible Income (formerly Transamerica Flexible Income) (23)
(d)(2)	Transamerica Jennison Growth (15)
(d)(3)	Transamerica AEGON High Yield Bond (15)
(d)(3)(i)	Amendment to Investment Advisory Agreement dated November 30, 2009 (31)
(d)(4)	Transamerica Morgan Stanley Capital Growth (formerly Transamerica Focus) (20)
(d)(4)(i)	Amendment to Investment Advisory Agreement dated November 6, 2009 (31)
(d)(5)	Transamerica Morgan Stanley Growth Opportunities (formerly Transamerica Growth Opportunities and Transamerica WMC Diversified Growth (19)
(d)(5)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
(d)(5)(ii)	Amendment to Investment Advisory Agreement dated April 9, 2010 (34)
(d)(6)	Transamerica MFS International Equity (24)
(d)(6)(i)	Amendment to Investment Advisory Agreement dated August 1, 2009 (31)
(d)(7)	Transamerica AEGON Money Market (formerly Transamerica Money Market), Transamerica PIMCO Total Return, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager International Portfolio (20)
(d)(8)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)
(d)(8)(i)	Amendment to Investment Advisory Agreement dated July 1, 2009 (31)
(d)(9)	Transamerica Multi-Managed Balanced (formerly Transamerica Balanced) (11)
(d)(9)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
(d)(10)	Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica AEGON Short-Term Bond (formerly Transamerica AEGON Short-Term Bond), Transamerica Morgan Stanley Emerging Markets Debt and Transamerica Morgan Stanley Small Company Growth (23)
(d)(10)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
(d)(10)(ii)	Amendment to Investment Advisory Agreement dated November 20, 2009 (37)
(d)(10)(iii)	Amendment to Investment Advisory Agreement dated August 31, 2011 (41)
(d)(11)	Transamerica Hansberger International Value (formerly Transamerica AllianceBernstein International Value), Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond and Transamerica BlackRock Global Allocation (23)
(d)(11)(i)	Amendment to Investment Advisory Agreement dated December 15, 2010 (37)
(d)(11)(ii)	Amendment to Investment Advisory Agreement dated May 1, 2011 (41)
(d)(12)	Transamerica Morgan Stanley Mid-Cap Growth (20)
(d)(12)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
(d)(13)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(14)	Transamerica Loomis Sayles Bond, Transamerica Goldman Sachs Commodity Strategy (formerly Transamerica BlackRock Natural Resources), Transamerica JPMorgan Long/Short Strategy (formerly Transamerica BNY Mellon Market Neutral Strategy) and Transamerica First Quadrant Global Macro (19)
(d)(14)(i)	Amendment to Investment Advisory Agreement dated November 1, 2009 (31)
(d)(14)(ii)	Amendment to Investment Advisory Agreement dated September 30, 2010 (35)
(d)(14)(iii)	Amendment to Investment Advisory Agreement dated January 5, 2011 (37)
(d)(14)(iv)	Amendment to Investment Advisory Agreement dated July 1, 2011 (40)
(d)(15)	Transamerica Schroders International Small Cap (23)
(d)(16)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)
(d)(17)	Intentionally Omitted
(d)(18)	Transamerica JPMorgan Core Bond (29)

(d)(19)	Transamerica WMC Diversified Equity (formerly Transamerica Diversified Equity) (31)
(d)(20)	Transamerica Multi-Manager Alternative Strategies Portfolio (19)
(d)(21)	Transamerica AQR Managed Futures Strategy (35)
(d)(22)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. and Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (“Cayman Subsidiaries”) (37)
(d)(22)(i)	Amendment to Investment Advisory Agreement - Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(22)(ii)	Investment Advisory Agreement Fee Waiver with respect to Cayman Subsidiaries (37)
(d)(22)(iii)	Investment Advisory Agreement Fee Waiver with respect to Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(23)	Transamerica TS&W International Equity (38)
(d)(23)(i)	Amendment to Investment Advisory Agreement dated May 1, 2011 - Transamerica Water Island Arbitrage
Strategy (39)
(d)(23)(ii)	Amendment to Investment Advisory Agreement dated August 31, 2011 - Transamerica ICAP Select Equity and Transamerica Logan Circle Emerging Markets Debt (40)
(d)(23)(iii)	Amendment to Investment Advisory Agreement dated October 31, 2011 - Transamerica Tactical Income (42)
(d)(23)(iii)	Amendment to Investment Advisory Agreement dated November 4, 2011 - Transamerica ProFund Controlled
Volatility (to be filed by amendment)
(d)(24)	Transamerica WMC Quality Value (36)
(d)(25)	Transamerica Systematic Small/Mid Cap Value (formerly Transamerica Small/Mid Cap Value) (5)

Sub-Advisory Agreements

(d)(27)	Transamerica AEGON Flexible Income (39)
(d)(27)(i)	Amendment to Investment Sub-Advisory Agreement dated October 31, 2011 - Transamerica Tactical Income (42)
(d)(28)	Transamerica AEGON High Yield Bond (15)
(d)(28)(i)	Amendment to Investment Sub-Advisory Agreement dated November 13, 2009 (31)
(d)(29)	Transamerica Morgan Stanley Capital Growth (31)
(d)(29)(i)	Amendment to Investment Sub-Advisory dated November 6, 2009 (31)
(d)(29)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(30)	Transamerica Morgan Stanley Growth Opportunities (19)
(d)(30)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(30)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(31)	Transamerica Jennison Growth (20)
(d)(32)	Transamerica AEGON Money Market (39)
(d)(33)	Transamerica PIMCO Total Return (5)
(d)(33)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(34)	Transamerica Clarion Global Real Estate Securities (40)
(d)(35)	Transamerica PIMCO Real Return TIPS (9)
(d)(35)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(36)	Transamerica Systematic Small/Mid Cap Value (39)
(d)(37)	Transamerica Multi-Managed Balanced (11)
(d)(37)(i)(a)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – BlackRock (39)
(d)(37)(i)(b)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – JPMorgan (39)
(d)(38)	Transamerica JPMorgan Mid Cap Value (12)
(d)(39)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)
(d)(39)(i)	Amendment to Investment Sub-Advisory Agreement dated September 30, 2010 (37)
(d)(40)	Transamerica AEGON Short-Term Bond (39)
(d)(40)(i)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(41)	Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Small Company Growth and Transamerica Morgan Stanley Mid-Cap Growth (20)
(d)(41)(i)	Amendment to Investment Sub-Advisory Agreement dated June 1, 2010 (34)
(d)(41)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(42)	Transamerica Hansberger International Value (37)
(d)(43)	Transamerica Neuberger Berman International (29)
(d)(44)	Transamerica Oppenheimer Developing Markets (23)
(d)(45)	Transamerica JPMorgan International Bond and Transamerica JPMorgan Core Bond (14)
(d)(46)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (29)
(d)(46)(ii)	Amendment to Investment Sub-Advisory Agreement dated January 5, 2011 – Transamerica JPMorgan
Long/Short Strategy (37)

(d)(47)

Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio - Morningstar Asset Allocation Management Agreement Amendment (19)

(d)(48)	Intentionally Omitted
(d)(49)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(50)	Transamerica MFS International Equity (16)
(d)(50)(i)	Amendment to Investment Sub-Advisory Agreement dated August 1, 2009 (31)
(d)(51)	Transamerica Loomis Sayles Bond (19)
(d)(51)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2011 (40)
(d)(52)	Transamerica Third Avenue Value (19)
(d)(53)	Transamerica Schroders International Small Cap (23)
(d)(54)	Transamerica Thornburg International Value (27)
(d)(54)(i)	Amendment to Investment Sub-Advisory Agreement dated January 1, 2009 (28)
(d)(55)	Transamerica WMC Emerging Markets and Transamerica WMC Diversified Growth (27)
(d)(55)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(55)(ii)	Amendment to Investment Sub-Advisory Agreement dated November 15, 2010 – Transamerica WMC
Quality Value (36)
(d)(55)(iii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – Transamerica WMC
Diversified Equity (39)
(d)(56)	Transamerica First Quadrant Global Macro (31)
(d)(57)	Transamerica AQR Managed Futures Strategy (35)
(d)(58)	Transamerica Goldman Sachs Commodity Strategy (35)
(d)(59)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. (37)
(d)(60)	Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (37)
(d)(61)	Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(62)	Transamerica TS&W International Equity (38)
(d)(63)	Transamerica Water Island Arbitrage Strategy (39)
(d)(64)	Transamerica ICAP Select Equity (40)
(d)(65)	Transamerica Logan Circle Emerging Markets Debt (40)
(d)(66)	Transamerica ProFund Controlled Volatility (to be filed by amendment)

(e)(1)	Underwriting Agreement (23)
(e)(1)(i)	Amended Schedule I dated March 1, 2011 (38)
(e)(1)(ii)	Amended Schedule I dated May 1, 2011 (39)
(e)(1)(iii)	Amended Schedule I dated August 31, 2011 (40)
(e)(1)(iv)	Amended Schedule I dated September 30, 2011 (41)
(e)(1)(v)	Amended Schedule I dated October 31, 2011 (42)
(e)(1)(vi)	Amended Schedule I dated November , 2011 (to be filed by amendment)
(e)(1)(vii)	Amended Schedule I dated , 2012 (to be filed by amendment)

(e)(2)	Dealer’s Sales Agreement (32)
(e)(3)	Service Agreement (4)
(e)(4)	Wholesaler’s Agreement (3)

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010 (33)

(g)(1)	Custody Agreement dated January 1, 2011 (39)
(g)(2)	Master Custodian Agreement with respect to Cayman Subsidiaries (40)
(g)(2)(i)	Amendment to Master Custodian Agreement with respect to Cayman Subsidiaries (40)

(h)(1)	Transfer Agency Agreement (40)

(h)(2)	Administrative Services Agreement dated July 15, 2010 (35)
(h)(2)(i)	Amended Schedule A dated March 1, 2011 (38)
(h)(2)(ii)	Amended Schedule A dated May 1, 2011 (39)
(h)(2)(iii)	Amended Schedule A dated August 31, 2011 (40)
(h)(2)(iv)	Amended Schedule A dated October 31, 2011 (42)
(h)(2)(v)	Amended Schedule A dated November , 2011 (to be filed by amendment)

(h)(3)	Expense Limitation Agreement dated March 1, 2011 (41)
(h)(3)(i)	Amended Schedules A and B dated March 1, 2011 (38)
(h)(3)(ii)	Amended Schedules A and B dated May 1, 2011 (39)
(h)(3)(iii)	Amended Schedules A and B dated August 31, 2011 (40)
(h)(3)(iv)	Amended Schedules A and B dated October 31, 2011 (42)
(h)(3)(v)	Amended Schedules A and B dated November , 2011 (to be filed by amendment)
(h)(3)(vi)	Amended Schedules A and B dated , 2012 (to be filed by amendment)

(i)	Opinion and Consent of Counsel (38)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)

(m)(1)	Amended and Restated Plan of Distribution under Rule 12b-1 (23)
(m)(1)(i)	Amended Schedule A dated March 1, 2011 (38)
(m)(1)(ii)	Amended Schedule A dated May 1, 2011 (39)
(m)(1)(iii)	Amended Schedule A dated August 31, 2011 (40)
(m)(1)(iv)	Amended Schedule A dated September 30, 2011 (41)
(m)(1)(v)	Amended Schedule A dated October 31, 2011 (42)
(m)(1)(vi)	Amended Schedule A dated November , 2011(to be filed by amendment)
(m)(1)(vii)	Amended Schedule A dated , 2012 (to be filed by amendment)

(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (35)
(n)(1)(i)	Amended Schedule A dated March 1, 2011 (38)
(n)(1)(ii)	Amended Schedule A dated May 1, 2011 (39)
(n)(1)(iii)	Amended Schedule A dated August 31, 2011 (40)
(n)(1)(iv)	Amended Schedule A dated September 30, 2011 (41)
(n)(1)(v)	Amended Schedule A dated October 31, 2011 (42)
(n)(1)(vi)	Amended Schedule A dated November , 2011 (to be filed by amendment)
(n)(1)(vii)	Amended Schedule A dated , 2012 (to be filed by amendment)

(o)	Reserved

(p)(1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. (23)

SUB-ADVISERS
(p)(2)	AEGON USA Investment Management, LLC (26)
(p)(3)	Water Island Capital, LLC (39)
(p)(4)	Jennison Associates LLC (39)
(p)(5)	Pacific Investment Management Company LLC (33)
(p)(6)	CBRE Clarion Securities, LLC (39)
(p)(7)	J.P. Morgan Investment Management Inc. (39)
(p)(8)	Morgan Stanley Investment Management Inc. (15)
(p)(9)	Hansberger Global Investors, Inc. (39)
(p)(10)	Neuberger Berman Management LLC (15)
(p)(11)	Oppenheimer Funds, Inc. LP (15)
(p)(12)	Morningstar Associates, LLC (15)
(p)(13)	Loomis, Sayles & Company, L.P. (17)
(p)(14)	BlackRock Investment Management, LLC (17)
(p)(15)	Thompson, Siegel & Walmsley LLC (37)
(p)(16)	Third Avenue Management LLC (17)
(p)(17)	MFS Investment Management (18)
(p)(18)	Schroder Investment Management North America Inc. (39)
(p)(19)	Thornburg Investment Management, Inc. (33)
(p)(20)	Wellington Management Company, LLP (39)
(p)(21)	First Quadrant, L.P. (39)
(p)(22)	AQR Capital Management, LLC (39)

(p)(23)	Goldman Sachs Asset Management, L.P.(39)
(p)(24)	Systematic Financial Management L.P. (39)
(p)(25)	Institutional Capital LLC (40)
(p)(26)	Logan Circle Partners, L.P. (40)
(p)(27)	ProFund Advisors LLC (to be filed by amendment)

(q)(1)	Powers of Attorney (22)
(q)(2)	Power of Attorney for Sandra N. Bane (25)
(q)(3)	Power of Attorney for David W. Jennings (30)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).
(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).
(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).
(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).
(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).
(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).
(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).
(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).
(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).
(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).
(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).
(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).
(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).
(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).
(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).
(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).
(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).
(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(24)	Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 033-02659).
(25)	Filed previously with Post-Effective Amendment No. 91 to Registration Statement on June 10, 2008 (File No. 033-02659).

(26)	Filed previously with Post-Effective Amendment No. 92 to Registration Statement on June 12, 2008 (File No. 033-02659).
(27)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(28)	Filed previously with Post-Effective Amendment No. 95 to Registration Statement on February 27, 2009 (File No. 033-02659).
(29)	Filed previously with Post-Effective Amendment No. 97 to Registration Statement on July 1, 2009 (File No. 033-02659).
(30)	Filed previously with Post-Effective Amendment No. 98 to Registration Statement on August 7, 2009 (File No. 033-02659).
(31)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(32)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(33)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(34)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).
(35)	Filed previously with Post-Effective Amendment No. 113 to Registration Statement on September 30, 2010 (File No. 033-02659).
(36)	Filed previously with Post-Effective Amendment No. 115 to Registration Statement on November 15, 2010 (File No. 033-02659).
(37)	Filed previously with Post-Effective Amendment No. 117 to Registration Statement on December 30, 2010 (File No. 033-02659).
(38)	Filed previously with Post-Effective Amendment No. 122 to Registration Statement on February 28, 2011 (File No. 033-02659).
(39)	Filed previously with Post-Effective Amendment No. 126 to Registration Statement on April 29, 2011 (File No. 033-02659).
(40)	Filed previously with Post-Effective Amendment No. 131 to Registration Statement on August 30, 2011 (File No. 033-02659).
(41)	Filed previously with Post-Effective Amendment No. 133 to Registration Statement on September 29, 2011 (File No. 033-02659).
(42)	Filed previously with Post-Effective Amendment No. 135 to Registration Statement on October 28, 2011 (File No. 033-02659).

Item 29	Persons Controlled by or under Common Control with the Fund

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Advisers

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AEGON USA Investment Management, LLC (“AUIM”)	Sub-Adviser to
4333 Edgewood Road NE	Transamerica AEGON Flexible Income,
Cedar Rapids, IA 52499	Transamerica AEGON High Yield Bond,
Transamerica AEGON Money Market, Transamerica AEGON Short-Term Bond
Transamerica Tactical Income

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Eric B. Goodman, Manager, President & Chief Investment Officer	N/A
Bradley J. Beman, Executive Vice President – Head of Fixed Income	N/A
David L. Blankenship, Manager, Executive Vice President and Head of Fixed Income and Distribution	N/A
Kirk W. Buese, Executive Vice President – Private and Structured Finance Officer	N/A
David M. Carney, Manager, Executive Vice President and Chief Operating	N/A
Joel L. Coleman, Manager, Executive Vice President – Portfolio Management	N/A
Daniel P. Fox, Executive Vice President – Risk Management	N/A
Terry Leitch, Executive Vice President – Derivatives	N/A
Garry E. Creed, Senior Vice President	N/A
Mark E. Dunn, Senior Vice President	N/A
Robert Fitzsimmons, Senior Vice President	N/A
Michael C. Fogliano, Senior Vice President	N/A
Kevin A. Giles, Senior Vice President – New Initiatives	N/A
David R. Halfpap, Senior Vice President	N/A
Karen E. Hufnagel, Senior Vice President	N/A
William L. Hurwitz, Senior Vice President	N/A
Neil Madsen, Senior Vice President	N/A
Calvin W. Norris, Senior Vice President	N/A
Eric C. Perry, Senior Vice President	N/A
Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A
James K. Schaeffer, Jr., Senior Vice President	N/A
Sarvjeev S. Sidhu, Senior Vice President	N/A
Michael B. Simpson, Senior Vice President	N/A
Jon L. Skaggs, Senior Vice President	Family Business
Robert A. Smedley, Senior Vice President	N/A
Douglas A. Weih, Senior Vice President	N/A
Jeffrey A. Whitehead, Senior Vice President	N/A
John F. Bailey, Vice President	N/A
James K. Baskin, Vice President	Family Business
Gregg A. Botkin, Vice President	N/A
James K. Cameron, Vice President	N/A
Martin Coppens, Vice President	N/A
Douglas A. Dean, Vice President	N/A
Bradley D. Doyle, Vice President	N/A
Mark D. Evans, Vice President	N/A
Charles V. Ford, Vice President	N/A
Scott P. Hassenstab, Vice President	N/A
Eric Henderson, Vice President	N/A
William J. Henricksen, Vice President	N/A
Frederick B. Howard, Vice President	N/A
John D. Kettering, Vice President	N/A
Stephen M. Lempa, Vice President	N/A
Angela S. Matson, Vice President	N/A
Clayton R. McBride, Vice President	N/A
Christopher D. Pahlke, Vice President	N/A
Michael J. Parrish, Vice President	N/A
Greg A. Podhajsky, Vice President	N/A
Josua D. Prieskorn, Vice President	N/A
Stacey S. Rutledge, Vice President	N/A
Michael S. Smith, Vice President	N/A

J. Staley Stewart, Vice President	N/A
Debra R. Thompson, Vice President	N/A
Michael A. Urban, Vice President	N/A
James Rich, Vice President	N/A
Jason Felderman, Vice President	N/A
Rishi Goel, Vice President	N/A
Paul Johnson, Vice President – Internal Communications	N/A
Paul J. Houk, General Counsel and Secretary	N/A
Jessica L. Cole, Chief Compliance Officer	N/A
Clint L. Woods, Assistant Secretary	N/A
Renee D. Montz, Assistant Secretary	N/A
Monty Jackson, Assistant Secretary	N/A
Daniel L. Seward, Assistant Treasurer	N/A
Stephanie L. Steele, Assistant Treasurer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AQR Capital Management, LLC (“AQR”) Two Greenwich Plaza, 3rd Floor Greenwich, CT 06830	Sub-Adviser to Transamerica AQR Managed Futures Strategy
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Clifford S. Asness, Ph.D., Founding and Managing Principal	N/A
David G. Kabiller, CFA, Founding Principal	N/A
John M. Liew, Ph.D., Founding Principal	N/A
Robert J. Krail, Founding Principal*	N/A
Bradley D. Asness, Principal and Chief Legal Officer	N/A
Brian K. Hurst, Principal	N/A
Jacques A. Friedman, Principal	N/A
Oktay Kurbanov, Principal	N/A
Abdon Bolivar, Chief Compliance Officer	N/A
Michael A. Mendelson, Principal	N/A
Ronen Israel, Principal	N/A
Lars N. Nielsen, Principal	N/A
Gregor Andrade, Ph.D., Principal	N/A
Stephen Mellas, Principal	N/A
Lasse Pedersen, Principal	Chaired Professor of Finance at NYU Stern School of Business since 2007
John Howard, Principal and Chief Operating Officer	AllianceBernstein, CFO March 2010 – February 2011
Brendan Kalb, General Counsel	N/A

*as of August 1, 2009 on medical leave.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
BlackRock Investment Management, LLC (“BlackRock”) 1 University Square Drive Princeton, NJ 08540-6455	Sub-Adviser to Transamerica BlackRock Global Allocation and Transamerica BlackRock Large Cap Value

BlackRock Financial Management, Inc. (“BlackRock”) 55 East 52nd Street New York, NY 10055	Sub-Adviser to Transamerica Multi-Managed Balanced

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ann Marie Petach, Chief Financial Officer and Senior Managing Director

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, Blackrock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Laurence D. Fink, Chief Executive Officer

Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE ,BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Robert S. Kapito, President and Director

Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International,

Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Paul Audet, Vice Chairman

Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Charles Hallac, Vice Chairman and Co-Chief Operating Officer

BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware

Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Barbara Novick, Vice Chairman

BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

Scott Amero, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New

York, NY, BlackRock Portfolio Holdings, Inc.,

Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Anthracite Capital Inc., New York, NY, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Susan Wagner, Vice Chairman and Chief Operating Officer

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

Robert Doll, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc. ,San Francisco, CA, BlackRock Financial Management, Inc., New York, NY,

BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Robert Fairbairn, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Bennett Golub, Vice Chairman and Chief Risk Officer

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA,

BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore ,BlackRock Asset Management UK Limited ,London, England, BlackRock Group Limited, London, England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia

Amy Engel, Treasurer and Managing Director

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

*    *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
CBRE Clarion Securities, LLC (“Clarion”)	Sub-Adviser to Transamerica Clarion Global
201 King of Prussia Road, Suite 600	Real Estate Securities
Radnor, PA 19087

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
T. Ritson Ferguson, Managing Director	N/A
Jarrett B. Kling, Managing Director	Trustee, Hirtle and Callaghan Trust; Director, Old Mutual Advisor Funds and Old Mutual Funds III
Steven D. Burton, Managing Director	N/A
Joseph P. Smith, Managing Director	N/A
David J. Makowicz, Senior Director	N/A
Steven P. Sorenson, Senior Director	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
First Quadrant, L.P. (“First Quadrant”)	Sub-Adviser to Transamerica First Quadrant Global Macro
800 East Colorado Blvd, Suite 900
Pasadena, Ca, 91101

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronnie M. Darnell, Chief Investment Officer and Limited Partner	N/A
Curtis J. Ketterer, Chief Operating Officer and Limited Partner	N/A
Timothy S. Meckel, Client Service and Limited Partner	N/A
Kent C. Roberts, Director of Marketing and Limited Partner	N/A
Sharon M. Goldberg, Chief Compliance Officer and Director	N/A
Joel L. Brouwer, Chief Financial Officer and Director	N/A
Kenneth J. Ferguson, Co-Director and Limited Partner	N/A
Dori S. Levanoni, Co-Director and Limited Partner	N/A
Jia Ye, Chief Investment Strategist and Director of Trading and Limited Partner	N/A
Edgar E. Peters, Co-Director and Limited Partner	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Goldman Sachs Asset Management, L.P. (“GSAM”)	Sub-Adviser to Transamerica Goldman Sachs Commodity Strategy
200 West Street
New York, NY 10282

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ellen Porges, General Counsel, Investment Management Division (Chief Legal Officer)	N/A
Judith Shandling, Chief Compliance Officer	N/A
Ed Forst, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A
Timothy J. O’Neill, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Hansberger Global Investors, Inc. (“Hansberger”)	Sub-Adviser to Transamerica Hansberger International Value
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale, FL 33301

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald W. Holt, Director, President, Chief Executive Officer, Co-Chief Investment Officer-Value Team	N/A
Thomas R.H. Tibbles, Director, Co-Chief Investment Officer- Growth Team, and Managing Director-Canada	N/A
Lauretta A. Reeves, Co-Chief Investment Officer-Value Team	N/A
David S. Lemanski, Chief Administrative Officer	N/A
Susan H. Moore-Wester, Chief Compliance Officer	N/A
Beverly Hendry, Chief Operating Officer	N/A
Eileen M. Smiley, General Counsel	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Institutional Capital LLC (“ICAP”)	Sub-Adviser to Transamerica ICAP Select Equity
225 W. Wacker Drive, Suite 2400
Chicago, IL 60606

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jerrold K. Senser, Director, Chief Executive Officer and Chief Investment Officer	N/A
Thomas R. Wenzel, Sr. Executive Vice President and Director of Research	N/A
Paula L. Rogers, Director and President	N/A
Michael E. Sproule, Director	N/A
John Y. Kim, Director	N/A
Brian E. Franc, Executive Vice President and Chief Compliance Officer	N/A
Michael F. Citrano, Executive Vice President and Director of MIS	N/A
Kain D. Cederberg, Executive Vice President and Director of Trading	N/A
Scott E. Weisenberger, Executive Vice President and Director of Business Development & Client Service	N/A
Keith D. Watson, Executive Vice President and Head of Consultant Relationships	N/A
Kelly A. O’Kelly, Senior Vice President and Chief Marketing Officer	N/A
Katie J. Bieneman, Vice President and Director of Human Resources	N/A
Mark E. Flanagan, Executive Vice President and Chief Financial Officer	N/A
Drew E. Lawton, Director	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Jennison Associates LLC (“Jennison”)*	Sub-Adviser to Transamerica Jennison Growth
466 Lexington Avenue
New York, NY 10017
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Dennis M. Kass, Director, Chairman and Chief Executive Officer	Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”)

Spiros Segalas, Director, President and Chief Investment Officer	N/A

Mehdi A. Mahmud, Director, Vice Chairman, Managing Director and Chief Operating Officer	N/A

Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”)

Debra Hope Wedgeword, Director**	Manager, QM

Charles F. Lowrey, Director**	President, Chairman, Director and Chief Executive Officer, PIM; Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC; President, PIM Foreign Investments, Inc. (“PIMFI”); Director and President, PIM Investments, Inc. (“PIMI”); Chairman and Director, PIM Warehouse, Inc. (“PIMW”); Manager, QM; Director, Pramerica (GP) Limited; Director, Pramerica (GP2) Limited; President and Chief Executive Officer, Prudential Investment Management Services LLC (PIMS”)

Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC (“PI”); Manager, QM

Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC

Joseph M. Carrabes, Executive Vice President	Vice President, PTC

Kenneth Moore, Treasurer, Executive Vice President and
Chief Administrative Officer	Vice President, PIMW; Director and Executive Vice President, PTC; Manager, Vice President and Chief Financial Officer, QM, Vice President, PIM

Stuart S. Parker, Executive Vice President	Senior Vice President, PI; Vice President, QM

Leslie S. Rolison, Executive Vice President	Vice President, QM

Jonathan R. Longley, Director and Managing Director	Vice President, PTC

Judy Rice, Director**	President, Manager, Chief Executive Officer and

Chief Operating Officer, PIFM Holdco, LLC; Manager, Pruco Securities LLC; Executive Vice President, PIMS; President, Officer-in-Charge, Chief Executive Officer and Chief Operating Officer, PI; President, Officer-in-Charge and Chief Executive Officer, Prudential Mutual Fund Services LLC

Joel Allen Smith, Director**	President and Chief Operating Officer, 745 Property Investments; Vice President-Investments, PIMFI; Vice President, PIMI; Director and President, PIMW; Director and President, PREI Acquisitions I, Inc; Director and President, PREI Acquisitions II, Inc.; President, PREI HYDG, LLC; Director, Chairman and Chief Executive Officer, Prudential Home Building Investors, Inc.; Vice President, PIMS; Vice President, PIM. President, TMW Real Estate Group, LLC

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
J.P. Morgan Investment Management Inc. (“JPMorgan”)	Sub-Adviser to Transamerica JPMorgan Core Bond,
245 Park Avenue	Transamerica JPMorgan International Bond, Transamerica
New York, NY 10167	JPMorgan Mid Cap Value, Transamerica JPMorgan Long/Short Strategy, Transamerica Multi-Managed Balanced

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
George C.W. Gatch, Director, Managing Director	N/A
Seth P. Bernstein, Director, Global Head of Fixed-Income, Managing Director	N/A
Lawrence M. Unrein, Director, Managing Director	N/A
Martin R. Porter, Global Head of Equities, Managing Director	N/A
Clive S. Brown, Director, Managing Director	N/A
Scott E. Richter, Secretary	N/A
Joseph K. Azelby, Director, Managing Director	N/A
Paul A. Quinsee, Director, Managing Director	N/A
Joseph J. Bertini, Chief Compliance Officer	N/A
Robert Young, Director, Managing Director	N/A
Craig Sullivan, Chief Financial Officer, Managing Director	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Logan Circle Partners, L.P. (“Logan Circle”) 1717 Arch Street, Suite 1500	Sub-Adviser to Transamerica Logan Circle Emerging Markets Debt
Philadelphia, PA 19103
Any other Business, Profession, Vocation or

Name of each Director, Officer or Partner of the Adviser	Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jude T. Driscoll, Chief Executive Officer and Chief Investment Officer	N/A
Rita A. Rauscher, Chief Compliance Officer	N/A
Jennifer E. Vollmer, General Counsel	N/A
Williams C. Gadsden, Chief Operating Officer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Loomis, Sayles & Company, L.P. (“Loomis”) One Financial Center	Sub-Adviser to Transamerica Loomis Sayles Bond
Boston, MA 02111-2611
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Robert J. Blanding, Chairman, President and Chief Executive Officer	President, CEO and Trustee: Loomis Sayles Funds I; Loomis Sayles Funds II Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Director: Loomis Sayles Distributors, Inc.

Daniel J. Fuss, Vice Chairman and Executive Vice President	Executive Vice President: Loomis Sayles Funds I; Loomis Sayles Funds II

Pierre Servant, Director	President and CEO: Natixis Global Asset Management Member of the Executive Committee: Natixis

John T. Hailer, Director	President and CEO: Natixis Asset Management Advisors, L.P.; Natixis Global Asset Management, L.P.; Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Executive Vice President and Trustee President: Loomis Sayles Funds I; Loomis Sayles Funds II

Kevin P. Charleston, Executive Vice President and CFO	Manager and President: Loomis Sayles Trust Co., LLC

John F. Gallagher III, Executive Vice President	President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Lauriann Kloppenburg, Executive Vice President	Manager: Loomis Sayles Trust Co., LLC

Jean S. Loewenberg, Executive Vice President, General Counsel and Secretary	Director: Loomis Sayles Distributors, Inc. Manager and Secretary: Loomis Sayles Trust Co., LLC

Mark E. Smith, Executive Vice President	Vice President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Donald P. Ryan, Vice President, Chief Compliance Officer and Counsel	N/A

Jaehoon Park, Executive Vice President	N/A

John R. Gidman, Executive Vice President	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
MFS Investment Management (“MFS”) 500 Boylston Street	Sub-Adviser to Transamerica MFS International Equity
Boston, MA 02116
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

Dean A. Connor, Director	Chief Operating Officer of Sun Life Financial
Robert J. Manning, Chief Executive Officer and Chairman of the	Trustee of various funds within the MFS Funds
Board of Directors	complex
Martin E. Beaulieu, Director, Vice Chairman and Head of Global Distribution	N/A

Robert C. Pozen, Chairman Emeritus of the Board of Directors	Chairman of MFS (until July 2010); Trustee of various funds within the MFS Funds complex; Medtronic, Inc. (medical devices), Director (since 2004);Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009)

David A. Antonelli, Vice Chairman	N/A

Maria F. DiorioDwyer, Executive Vice President, Chief Compliance Officer, And Chief Regulatory Officer	N/A

Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	N/A

Michael W. Roberge, President, Chief Investment Officer and Director of Global Research	N/A

Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Morgan Stanley Investment Management, Inc. (“MSIM”) 522 Fifth Avenue New York, NY 10036

Sub-Adviser to Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Mid-Cap Growth, Transamerica Morgan

Stanley Small Company Growth, Transamerica Morgan Stanley Growth Opportunities, Transamerica Morgan Stanley Capital Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Gregory J. Fleming, Managing Director and President	Managing Director and President, Morgan Stanley Investment Advisors Inc.; President, MSAM Holdings II, Inc.

Edmond Moriarty, Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.

Christopher O’Dell, Managing Director and Secretary

Managing Director and Secretary, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Secretary, MSAM Holdings II, Inc. and other entities affiliated with the Sub-Adviser

Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Chief Compliance Officer of the Retail Funds and Institutional Funds; Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc.

Paul Julius, Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Chief Financial Officer and Treasurer, MSAM Holdings II, Inc.

Sara Furber, Managing Director and Director

President and Principal Executive Officer, Morgan Stanley Equity and Fixed Income Funds; Managing Director and Director, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.

James Janover, Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley MSAM Holdings II, Inc.

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Morningstar Associates, LLC (“Morningstar”) 22 West Washington Street Chicago, IL 60602	Portfolio Construction Manager to Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Peng Chen, President	President, Ibbotson Associates, Inc.
Allan B. Johnson, Vice President – Sales and Marketing	N/A

Scott Schilling, Chief Compliance Officer and Secretary	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Neuberger Berman Management LLC (“Neuberger”) 605 Third Avenue New York, NY 10158	Sub-Adviser to Transamerica Neuberger Berman International

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Joseph V. Amato, Director	N/A
Robert J. Conti, President and Chief Executive Officer	N/A
Bradley C. Tank, Managing Director and Chief Investment Officer (Fixed Income)	N/A
Andrew Provencher, Managing Director and Head of Intermediary	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
OppenheimerFunds (“Oppenheimer”) Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281	Sub-Adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
William Glavin, President and Chief Executive Officer	N/A
Craig Dinsell, Executive Vice President	N/A
Robert Gregory Zack, General Counsel	N/A
Brian William Wixted, Senior Vice President, Treasurer	N/A
Christopher Leavy, Chief Investment Officer, Equities	N/A
Arthur Steinmetz, Chief Investment Officer, Fixed Income	N/A
David Matthew Pfeffer, Senior Vice President, CFO	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive, Suite 300 Newport Beach, CA 92660	Sub-Adviser to Transamerica PIMCO Total Return and Transamerica PIMCO Real Return TIPS

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer

Board Member of Petersen Institute for

International Economics, Member of the Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board

William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A
Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

David C. Lown, Managing Director, Chief Administrative Officer	N/A

Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

David C. Flattum, Managing Director, General Counsel	N/A

Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
ProFund Advisors LLC (“ProFund Advisors”) 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814	Sub-Adviser to Transamerica ProFund Controlled Volatility

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Michael L. Sapir, Chief Executive Officer	N/A
Louis M. Mayberg, President	N/A
Amy R. Doberman, General Counsel	N/A
Victor M. Frye, Chief Compliance Officer	N/A
Todd B. Johnson, Chief Investment Officer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York, NY 10022- 6225	Sub-Adviser to Transamerica Schroders International Small Cap

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Alan Brown, Director and Chief Investment Officer	N/A
Stephen M. DeTore, Director and Chief Compliance Officer	N/A
Jamie Dorrien-Smith, Director, Chief Executive Officer and Chairman	N/A
Mark A. Hemenetz, Director and Chief Operating Officer	N/A
Virginie Maisonneuve, Director and Head of Global and International Equities	N/A
Carin F. Muhlbaum, General Counsel, Chief Administrative Officer and Assistant Secretary	N/A
Hugo Macey, Director and Financial Controller	N/A
Patricia Woolridge, Secretary	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Systematic Financial Management LP (“Systematic”) 300 Frank W. Burr Blvd.	Sub-Adviser to Transamerica Systematic Small/Mid Cap Value

7th Floor Glenpointe East Teaneck, NJ 07666

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald M. Mushock, Portfolio Manager and Managing Partner	N/A
Karen E. Kohler, Chief Operating Officer, Chief Compliance Officer and Managing Partner	N/A
D. Kevin McCreesh, Chief Investment Officer, Portfolio Manager and Managing Partner	N/A
Kenneth Burgess, Portfolio Manager and Managing Partner	N/A
Gregory B. Wood, Head Trader and Managing Partner	N/A
Eoin E. Middaugh, Portfolio Manager and Managing Partner	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Third Avenue Management LLC (“Third Avenue”) 622 Third Avenue New York, NY 10017	Sub-Adviser to Transamerica Third Avenue Value

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust	Director, Nabors Industries, Inc.

David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation

Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A

W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thompson, Siegel & Walmsley LLC (“TS&W”) 6806 Paragon Place, Suite 300 Richmond, VA 23230	Sub-Adviser to Transamerica TS&W International Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Lawrence E. Gibson, Manager/Co-CEO/Chairman	N/A
Horace P. Whitworth, Manager/Co-CEO/CFO/President	N/A
Frank H. Reichel, Manager/Chief Investment Officer	N/A
Herbert B. Thomson, Manager/Secretary	N/A

Linda T. Gibson, Manager	N/A
Jessica L. Thompson, Chief Compliance Officer	N/A
Lori N. Anderson, Risk Manager/Director of Operations	N/A
Cheryl M. Mounce, Treasurer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thornburg Investment Management, Inc. (“Thornburg”) 2300 North Ridgetop Road Santa Fe, NM 87506	Sub-Adviser to Transamerica Thornburg International Value

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Garrett Thornburg, Chairman

Former Chief Executive Officer, Thornburg Investment Management, Inc.; Chairman, Chief Executive Officer, Thornburg Securities Corp.; Former Chief Executive Officer and Chairman, TMST, Inc. Former President and Director, Thornburg Mortgage Advisory Corp.; Director, TMST, Inc.

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Transamerica Asset Management, Inc. (“TAM”) 570 Carillon Parkway St. Petersburg, FL 33716	Investment Adviser to Registrant
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A

Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A

Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

Margaret A. Cullem-Fiore, Vice President and Senior Counsel	N/A

Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

Ranjit Bhatia, Vice President	N/A

Robert A. DeVault, Jr., Vice President	N/A

Williams Nobles, Vice President	N/A

Jonathan Oldroyd, Vice President	N/A

Anthony D. Pedata, Senior Compliance Officer	N/A

Amy Powell, Vice President	N/A

Kudzai Sihlangu, Vice President	N/A

Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

Sarah L. Bertrand, Assistant Vice President	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Water Island Capital, LLC (“WIC”) 41 Madison Avenue, 42nd Floor New York, NY 10010	Sub-Adviser to Transamerica Water Island Arbitrage Strategy

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John S. Orrico, Managing Member	N/A
Matthew Hemberger, Elected Manager; Chief Compliance Officer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Wellington Management Company, LLP (“Wellington Management”) 280 Congress Street Boston, MA 02210	Sub-Adviser to Transamerica WMC Diversified Growth, Transamerica WMC Emerging Markets, Transamerica WMC Quality Value, Transamerica WMC Diversified Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Saul J. Pannell, Senior Vice President, Partner and Executive Committee Member	N/A
Perry M. Traquina, Managing Partner, President, CEO and Executive Committee Member	N/A
Cynthia M. Clarke, Senior Vice President, Partner and Chief Legal Officer	N/A
Wendy M. Cromwell, Senior Vice President, Partner and Executive Committee Member	N/A
Phillip H. Perelmuter, Senior Vice President, Managing Partner and Executive Committee Member	N/A
Selwyn J. Notelovitz, Senior Vice President, Partner and Chief Compliance Officer	N/A
Edward J. Steinborn, Senior Vice President, Partner and Chief Financial Officer	N/A
Brendan J. Swords, Senior Vice President, Managing Partner and Executive Committee Member	N/A
Edward P. Bousa, Senior Vice President, Partner and Executive Committee Member	N/A
James W. Valone, Senior Vice President, Partner and Executive Committee Member	N/A
Charles S. Argyle, Managing Director, Partner and Executive Committee Member	N/A
Vera M. Trojan, Senior Vice President, Partner and Executive Committee Member	N/A

*    *    *

Item 32 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
David W. Hopewell	(1)	Director	N/A
Thomas A. Swank	(1)	Director	N/A
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer	N/A
David R. Paulsen	(2)	Chief Sales Officer	N/A
Frank A. Camp	(1)	Secretary	N/A
Courtney John	(2)	Vice President and Chief Compliance Officer	N/A
Karen D. Heburn	(4)	Vice President	N/A
Wesley J. Hodgson	(2)	Vice President	N/A
Karen R. Wright	(5)	Treasurer	N/A
Amy Angle	(1)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary
Shelley A. Mossman	(1)	Assistant Vice President	N/A
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Lisa Wachendorf	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237

(3) 400 West Market Street, Louisville, KY 40237

(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(5) 1111 North Charles Street, Baltimore, MD 21201

(6) 440 Mamaroneck Avenue, Harrison, NY 10528

Item 33 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AQR; AUIM; BlackRock; Clarion; First Quadrant; GSAM; Hansberger; ICAP; Jennison; JPMorgan; Logan Circle; Loomis; MFS; Morningstar; MSIM; Neuberger; Oppenheimer; PIMCO; ProFund Advisors; Schroders; Systematic; TAM; Third Avenue; Thornburg; TS&W; WIC; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 35 Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 140 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 15th day of November, 2011.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 140 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	November 15, 2011
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	November 15, 2011
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	November 15, 2011
Leo J. Hill*

/s/ David W. Jennings	Trustee	November 15, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	November 15, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	November 15, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	November 15, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	November 15, 2011
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	November 15, 2011
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	November 15, 2011
John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and	November 15, 2011
Robert A. DeVault, Jr.	Principal Financial Officer

/s/ Dennis P. Gallagher		November 15, 2011
* By: Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 140 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Item 28

Exhibits to be filed by amendment.